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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	9/30/2007

Date of reporting period:	6/30/2007

Item 1. Schedule of Investments

INVESTMENT PORTFOLIO
June 30, 2007 (Unaudited)	Columbia Asset Allocation Fund

	Shares	Value ($)*
Common Stocks – 62.4%
CONSUMER DISCRETIONARY – 6.5%
Auto Components – 0.5%
American Axle & Manufacturing Holdings, Inc.	310	9,182
BorgWarner, Inc.	960	82,598
Continental AG	2,138	301,586
Denso Corp.	8,700	340,290
Goodyear Tire & Rubber Co. (a)(b)	18,380	638,889
Johnson Controls, Inc.	600	69,462
Modine Manufacturing Co.	590	13,334
Stanley Electric Co., Ltd.	11,200	243,082
Auto Components Total		1,698,423
Automobiles – 0.3%
Ford Motor Co. (a)	6,200	58,404
Harley-Davidson, Inc.	820	48,880
Peugeot SA	5,302	426,232
Toyota Motor Corp.	6,300	397,238
Automobiles Total		930,754
Distributors – 0.0%
Building Materials Holding Corp.	900	12,771
Distributors Total		12,771
Diversified Consumer Services – 0.1%
Capella Education Co. (a)	1,109	51,047
DeVry, Inc.	2,790	94,916
Regis Corp.	530	20,273
Strayer Education, Inc.	355	46,757
Diversified Consumer Services Total		212,993
Hotels, Restaurants & Leisure – 0.9%
Ambassadors Group, Inc.	870	30,911
Bob Evans Farms, Inc.	520	19,162
Brinker International, Inc.	1,205	35,270
California Pizza Kitchen, Inc. (a)	1,980	42,530
CEC Entertainment, Inc. (a)	350	12,320
Chipotle Mexican Grill, Inc., Class A (a)	440	37,523
Darden Restaurants, Inc.	800	35,192
Genting Berhad	87,400	208,694
Hilton Hotels Corp.	1,750	58,573
International Game Technology, Inc.	1,980	78,606
Landry’s Restaurants, Inc.	700	21,182
Las Vegas Sands Corp. (a)(b)	4,996	381,645

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Hotels, Restaurants & Leisure – (continued)
McDonald’s Corp.	11,120	564,451
Multimedia Games, Inc. (a)	814	10,387
O’Charleys, Inc.	550	11,088
Orient-Express Hotels Ltd., Class A	980	52,332
P.F. Chang’s China Bistro, Inc. (a)	1,110	39,072
Paddy Power PLC	8,541	266,283
Scientific Games Corp., Class A (a)	1,080	37,746
Starwood Hotels & Resorts Worldwide, Inc.	13,340	894,714
Vail Resorts, Inc. (a)	740	45,044
WMS Industries, Inc. (a)	1,320	38,095
Wynn Resorts Ltd.	640	57,402
Yum! Brands, Inc.	2,260	73,947
Hotels, Restaurants & Leisure Total		3,052,169
Household Durables – 0.9%
American Greetings Corp., Class A	1,290	36,546
CSS Industries, Inc.	330	13,071
Ethan Allen Interiors, Inc.	410	14,043
Furniture Brands International, Inc.	1,050	14,910
Gafisa SA, ADR (a)	1,780	55,536
Garmin Ltd.	440	32,547
JM AB	4,800	145,627
Kimball International, Inc., Class B	840	11,768
Lennar Corp., Class A (b)	9,900	361,944
Matsushita Electric Industrial Co., Ltd.	17,000	337,000
Newell Rubbermaid, Inc.	26,220	771,655
NVR, Inc. (a)	40	27,190
Skyline Corp.	470	14,105
Sony Corp., ADR	22,900	1,176,373
Tempur-Pedic International, Inc.	3,035	78,606
Household Durables Total		3,090,921
Internet & Catalog Retail – 0.2%
Amazon.com, Inc. (a)(b)	8,800	602,008
Priceline.com, Inc. (a)	1,350	92,799
Shutterfly, Inc. (a)	1,080	23,274
Internet & Catalog Retail Total		718,081
Leisure Equipment & Products – 0.2%
Brunswick Corp.	1,900	61,997

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Leisure Equipment & Products – (continued)
FUJIFILM Holdings Corp.	9,900	442,748
Hasbro, Inc.	1,200	37,692
Nikon Corp.	8,000	222,725
Polaris Industries, Inc.	1,500	81,240
Leisure Equipment & Products Total		846,402
Media – 1.0%
4Kids Entertainment, Inc. (a)	309	4,635
EchoStar Communications Corp., Class A (a)	1,060	45,972
Grupo Televisa SA, ADR	2,300	63,503
Lamar Advertising Co., Class A (b)	8,490	532,833
National CineMedia, Inc. (a)	2,240	62,742
News Corp., Class A	16,500	349,965
Regal Entertainment Group, Class A	3,980	87,281
Time Warner, Inc.	53,700	1,129,848
Viacom, Inc., Class B (a)	15,800	657,754
Vivendi	11,515	495,127
Media Total		3,429,660
Multiline Retail – 1.1%
99 Cents Only Stores (a)	720	9,439
J.C. Penney Co., Inc.	12,720	920,674
Macy’s, Inc.	1,696	67,467
Nordstrom, Inc.	22,360	1,143,043
Saks, Inc.	4,000	85,400
Target Corp.	22,100	1,405,560
Multiline Retail Total		3,631,583
Specialty Retail – 1.0%
Abercrombie & Fitch Co., Class A	420	30,652
Aeropostale, Inc. (a)	510	21,257
America’s Car-Mart, Inc. (a)	1,461	19,855
American Eagle Outfitters, Inc.	770	19,758
Autozone, Inc. (a)	240	32,789
Bed Bath & Beyond, Inc. (a)	910	32,751
Chico’s FAS, Inc. (a)	2,000	48,680
Coldwater Creek, Inc. (a)	2,260	52,500
GameStop Corp., Class A (a)(b)	24,810	970,071
Hibbett Sports, Inc. (a)	1,420	38,880
Home Depot, Inc.	13,800	543,030
J Crew Group, Inc. (a)	830	44,895
Lowe’s Companies, Inc.	24,100	739,629

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
Men’s Wearhouse, Inc.	780	39,834
Monro Muffler Brake, Inc.	650	24,342
New York & Co., Inc. (a)	2,850	31,236
Pacific Sunwear of California, Inc. (a)	2,240	49,280
Payless Shoesource, Inc. (a)	510	16,090
Rent-A-Center, Inc. (a)	780	20,459
TJX Companies, Inc.	1,790	49,225
United Retail Group, Inc. (a)	730	8,490
Urban Outfitters, Inc. (a)	22,530	541,396
Zale Corp. (a)	520	12,381
Zumiez, Inc. (a)	760	28,713
Specialty Retail Total		3,416,193
Textiles, Apparel & Luxury Goods – 0.3%
Coach, Inc. (a)	2,430	115,158
CROCS, Inc. (a)	1,230	52,927
Delta Apparel, Inc.	470	8,530
Hampshire Group Ltd. (a)	861	14,551
Hartmarx Corp. (a)	1,633	13,015
K-Swiss, Inc., Class A	390	11,049
Nisshinbo Industries, Inc.	25,000	348,758
Polo Ralph Lauren Corp.	5,290	519,002
Volcom, Inc. (a)	590	29,577
Wolverine World Wide, Inc.	910	25,216
Textiles, Apparel & Luxury Goods Total		1,137,783
CONSUMER DISCRETIONARY TOTAL		22,177,733
CONSUMER STAPLES – 5.7%
Beverages – 1.2%
Boston Beer Co., Inc. Class A (a)	340	13,379
Coca-Cola Co.	11,300	591,103
Diageo PLC, ADR	8,651	720,715
Fomento Economico Mexicano SAB de CV, ADR	23,085	907,702
Heineken NV	7,307	429,190
MGP Ingredients, Inc.	979	16,545
Pepsi Bottling Group, Inc.	3,850	129,668
PepsiCo, Inc.	20,500	1,329,425
Beverages Total		4,137,727

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food & Staples Retailing – 1.4%
BJ’s Wholesale Club, Inc. (a)	480	17,294
CVS Caremark Corp.	29,800	1,086,210
Kroger Co.	27,900	784,827
Massmart Holdings Ltd.	25,420	309,366
Metro, Inc., Class A	9,921	347,573
Ruddick Corp.	360	10,843
Sysco Corp.	17,700	583,923
Wal-Mart Stores, Inc.	34,700	1,669,417
Weis Markets, Inc.	770	31,193
Food & Staples Retailing Total		4,840,646
Food Products – 0.7%
American Italian Pasta Co., Class A (a)	830	7,968
Campbell Soup Co.	940	36,481
China Milk Products Group Ltd.	194,000	174,994
ConAgra Foods, Inc.	37,200	999,192
Dean Foods Co.	1,100	35,057
Flowers Foods, Inc.	574	19,149
Fresh Del Monte Produce, Inc.	753	18,863
H.J. Heinz Co.	1,220	57,913
Hershey Co.	1,370	69,350
J & J Snack Foods Corp.	418	15,775
Lancaster Colony Corp.	460	19,269
Lance, Inc.	610	14,372
Maui Land & Pineapple Co., Inc. (a)	420	15,427
McCormick & Co., Inc.	1,380	52,688
Ralcorp Holdings, Inc. (a)	370	19,777
Smithfield Foods, Inc. (a)	1,200	36,948
Toyo Suisan Kaisha Ltd.	10,000	180,175
Tyson Foods, Inc., Class A	18,700	430,848
Unilever PLC	10,664	344,145
Wm. Wrigley Jr. Co.	840	46,460
Food Products Total		2,594,851
Household Products – 0.5%
Clorox Co.	7,000	434,700
Colgate-Palmolive Co.	18,200	1,180,270
Household Products Total		1,614,970
Personal Products – 0.6%
Avon Products, Inc.	47,610	1,749,667
Bare Escentuals, Inc. (a)	1,310	44,737
Chattem, Inc. (a)	1,290	81,760

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Personal Products – (continued)
Estee Lauder Companies, Inc., Class A	2,320	105,583
Physicians Formula Holdings, Inc. (a)	1,950	30,664
Personal Products Total		2,012,411
Tobacco – 1.3%
Altria Group, Inc.	34,526	2,421,653
Imperial Tobacco Group PLC	4,965	229,643
Japan Tobacco, Inc.	76	374,795
Loews Corp. - Carolina Group	18,000	1,390,860
UST, Inc.	590	31,689
Tobacco Total		4,448,640
CONSUMER STAPLES TOTAL		19,649,245
ENERGY – 5.9%
Energy Equipment & Services – 1.5%
Atwood Oceanics, Inc. (a)	610	41,858
BJ Services Co.	1,090	31,000
Cameron International Corp. (a)	610	43,597
Complete Production Services, Inc. (a)	352	9,099
Diamond Offshore Drilling, Inc.	480	48,749
Dril-Quip, Inc. (a)	600	26,970
ENSCO International, Inc.	4,370	266,614
FMC Technologies, Inc. (a)	570	45,155
GlobalSantaFe Corp.	8,580	619,905
Grant Prideco, Inc. (a)	770	41,449
Grey Wolf, Inc. (a)	2,360	19,446
Halliburton Co.	39,504	1,362,888
Lufkin Industries, Inc.	362	23,367
National-Oilwell Varco, Inc. (a)	4,415	460,220
Oil States International, Inc. (a)	300	12,402
Rowan Companies, Inc.	975	39,956
Superior Energy Services, Inc. (a)	1,903	75,968
Superior Well Services, Inc. (a)	180	4,574
Technip SA, ADR	600	49,554
TGS Nopec Geophysical Co. ASA (a)	18,300	372,856
Tidewater, Inc.	600	42,528
Transocean, Inc. (a)	9,900	1,049,202
TriCo Marine Services, Inc. (a)	601	24,569
W-H Energy Services, Inc. (a)	640	39,622
Weatherford International Ltd. (a)	9,160	505,998
Energy Equipment & Services Total		5,257,546

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – 4.4%
Alpha Natural Resources, Inc. (a)	700	14,553
Atlas America, Inc.	265	14,238
ATP Oil & Gas Corp. (a)	730	35,507
Aurora Oil & Gas Corp. (a)	1,800	3,834
Berry Petroleum Co., Class A	900	33,912
Bill Barrett Corp. (a)	1,000	36,830
Bois d’Arc Energy, Inc. (a)	550	9,367
BP PLC, ADR	8,073	582,386
Cameco Corp.	850	43,129
Chesapeake Energy Corp.	2,200	76,120
Comstock Resources, Inc. (a)	250	7,493
ConocoPhillips	14,138	1,109,833
Continental Resources, Inc. (a)	2,644	42,304
Denbury Resources, Inc. (a)	2,460	92,250
Devon Energy Corp.	7,300	571,517
Exxon Mobil Corp.	43,275	3,629,907
Foundation Coal Holdings, Inc.	900	36,576
Harvest Natural Resources, Inc. (a)	1,570	18,699
Helix Energy Solutions Group, Inc. (a)	860	34,323
Hess Corp.	30,875	1,820,390
Newfield Exploration Co. (a)	9,700	441,835
Nordic American Tanker Shipping	475	19,399
Occidental Petroleum Corp.	27,600	1,597,488
Peabody Energy Corp.	2,390	115,628
PetroChina Co., Ltd., Class H	268,000	396,503
Petroplus Holdings AG (a)	324	33,264
Plains Exploration & Production Co. (a)	520	24,861
Range Resources Corp.	2,390	89,410
Royal Dutch Shell PLC, Class B	5,274	220,236
Southwestern Energy Co. (a)	12,741	566,975
Statoil ASA	10,050	311,047
Stone Energy Corp. (a)	330	11,306
Sunoco, Inc.	330	26,294
Swift Energy Co. (a)	220	9,407
Tesoro Corp.	800	45,720
Total SA	10,722	870,374
Uranium One, Inc. (a)	2,330	29,681
Valero Energy Corp.	10,100	745,986
Western Refining, Inc.	432	24,970
Williams Companies, Inc.	3,990	126,164

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
XTO Energy, Inc.	12,120	728,412
Yanzhou Coal Mining Co., Ltd., Class H	184,000	280,402
Oil, Gas & Consumable Fuels Total		14,928,530
ENERGY TOTAL		20,186,076
FINANCIALS – 13.5%
Capital Markets – 1.9%
Affiliated Managers Group, Inc. (a)	1,370	176,401
Calamos Asset Management, Inc., Class A	530	13,542
Credit Suisse Group, Registered Shares	7,064	501,009
Deutsche Bank AG, Registered Shares	3,569	519,389
E*TRADE Financial Corp. (a)	1,850	40,866
GFI Group, Inc. (a)	870	63,058
Goldman Sachs Group, Inc.	3,700	801,975
Janus Capital Group, Inc.	1,077	29,984
Lazard Ltd., Class A	950	42,778
Legg Mason, Inc.	310	30,498
Merrill Lynch & Co., Inc.	8,242	688,866
Morgan Stanley	12,500	1,048,500
Piper Jaffray Companies, Inc. (a)	360	20,063
State Street Corp.	34,000	2,325,600
T. Rowe Price Group, Inc.	1,950	101,185
TD Ameritrade Holding Corp. (a)	1,420	28,400
Thomas Weisel Partners Group, Inc. (a)	736	12,254
UBS AG, Registered Shares	2,769	165,528
Capital Markets Total		6,609,896
Commercial Banks – 4.4%
ABN AMRO Holding NV	5,148	236,222
Australia & New Zealand Banking Group Ltd.	9,221	226,076
BancFirst Corp.	356	15,244
Banco Bilbao Vizcaya Argentaria SA	26,079	637,352
Banco Santander Central Hispano SA	36,646	674,193
BancTrust Financial Group, Inc.	688	14,448
Bank of Granite Corp.	1,138	18,993
Bank of Hawaii Corp.	1,900	98,116
Bank of Ireland	16,066	325,560
Barclays PLC	44,238	613,916

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
Barclays PLC, ADR	11,500	641,585
BNP Paribas	4,920	586,136
Bryn Mawr Bank Corp.	667	15,328
Bumiputra-Commerce Holdings Berhad	45,300	153,345
Capitol Bancorp Ltd.	685	18,721
Central Pacific Financial Corp.	530	17,495
Chemical Financial Corp.	810	20,955
City Holding Co.	320	12,266
City National Corp.	1,300	98,917
Columbia Banking System, Inc.	590	17,257
Comerica, Inc.	1,800	107,046
Community Trust Bancorp, Inc.	438	14,147
Cullen/Frost Bankers, Inc.	1,300	69,511
Depfa Bank PLC	12,254	216,967
East West Bancorp, Inc.	653	25,389
First Citizens BancShares, Inc., Class A	93	18,079
First Financial Corp.	630	18,497
First Midwest Bancorp, Inc.	580	20,596
First National Bank of Alaska	6	13,200
HBOS PLC	13,296	261,526
HSBC Holdings PLC	27,397	502,004
Industrial Bank of Korea	10,220	208,629
KeyCorp	2,300	78,959
Marshall & Ilsley Corp. (b)	17,208	819,617
Mass Financial Corp., Class A (a)	1,750	7,875
Merchants Bancshares, Inc.	643	14,789
Mizuho Financial Group, Inc.	25	172,619
Northrim BanCorp, Inc.	589	16,086
Park National Corp.	142	12,040
PNC Financial Services Group, Inc.	11,946	855,095
S&T Bancorp, Inc.	537	17,667
Sandy Spring Bancorp, Inc.	340	10,690
Societe Generale	2,824	521,841
South Financial Group, Inc.	960	21,734
Sterling Bancorp NY	1,030	16,511
Sumitomo Mitsui Financial Group, Inc.	25	232,978
SunTrust Banks, Inc.	3,300	282,942
Susquehanna Bancshares, Inc.	930	20,804
SVB Financial Group (a)	1,200	63,732
Swedbank AB, Class A	6,800	245,923

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
Taylor Capital Group, Inc.	570	15,692
TCF Financial Corp.	2,700	75,060
TriCo Bancshares	274	6,127
U.S. Bancorp (b)	43,739	1,441,200
UMB Financial Corp.	730	26,915
United Overseas Bank Ltd.	31,000	445,065
Wachovia Corp.	30,879	1,582,549
Wells Fargo & Co.	43,766	1,539,250
Westpac Banking Corp.	15,667	340,645
Whitney Holding Corp.	860	25,886
Zions Bancorporation	1,675	128,824
Commercial Banks Total		14,956,831
Consumer Finance – 0.4%
Advance America Cash Advance Centers, Inc.	1,940	34,416
Advanta Corp., Class B	2,475	77,071
American Express Co.	15,300	936,054
Cash America International, Inc.	1,000	39,650
First Cash Financial Services, Inc. (a)	2,850	66,804
ORIX Corp.	1,030	270,544
Consumer Finance Total		1,424,539
Diversified Financial Services – 2.1%
Chicago Mercantile Exchange Holdings, Inc., Class A	1,088	581,384
CIT Group, Inc.	15,300	838,899
Citigroup, Inc.	50,552	2,592,812
Financial Federal Corp.	322	9,602
Fortis	8,341	353,214
ING Groep NV	10,838	477,255
IntercontinentalExchange, Inc. (a)	300	44,355
JPMorgan Chase & Co.	47,803	2,316,055
Medallion Financial Corp.	1,548	18,313
Nymex Holdings, Inc.	350	43,971
Diversified Financial Services Total		7,275,860
Insurance – 3.3%
ACE Ltd.	35,300	2,206,956
Ambac Financial Group, Inc.	23,485	2,047,657
American International Group, Inc.	18,135	1,269,994
American Physicians Capital, Inc.	515	20,857
Assurant, Inc.	530	31,228

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Aviva PLC	18,256	271,110
Axis Capital Holdings Ltd.	10,367	421,419
Baldwin & Lyons, Inc., Class B	660	17,147
Baloise Holding AG, Registered Shares	3,155	311,083
Brit Insurance Holdings PLC	56,120	386,953
CNA Surety Corp. (a)	1,120	21,179
Commerce Group, Inc.	800	27,776
Delphi Financial Group, Inc., Class A	770	32,201
EMC Insurance Group, Inc.	110	2,730
Genworth Financial, Inc., Class A	22,900	787,760
Harleysville Group, Inc.	420	14,011
Hartford Financial Services Group, Inc.	9,252	911,415
Horace Mann Educators Corp.	1,151	24,447
KMG America Corp. (a)	2,808	14,742
Loews Corp.	15,800	805,484
Milano Assicurazioni SpA	26,898	223,272
National Western Life Insurance Co., Class A	67	16,946
Navigators Group, Inc. (a)	724	39,024
Old Republic International Corp.	2,687	57,126
Phoenix Companies, Inc.	1,580	23,716
Platinum Underwriters Holdings Ltd.	2,400	83,400
ProAssurance Corp. (a)	1,421	79,107
ProCentury Corp.	1,441	24,151
Prudential Financial, Inc.	7,900	768,117
RLI Corp.	406	22,716
Security Capital Assurance Ltd.	780	24,079
Swiss Reinsurance, Registered Shares	4,602	419,450
United America Indemnity Ltd., Class A (a)	1,120	27,854
Insurance Total		11,435,107
Real Estate Investment Trusts (REITs) – 0.7%
Alexandria Real Estate Equities, Inc.	400	38,728
Boston Properties, Inc.	550	56,172
CapitalSource, Inc.	1,170	28,770
Colonial Properties Trust	470	17,132
Digital Realty Trust, Inc.	790	29,767
Equity Residential Property Trust	900	41,067
Franklin Street Properties Corp.	1,404	23,222
General Growth Properties, Inc.	11,470	607,336

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Getty Realty Corp.	520	13,666
Healthcare Realty Trust, Inc.	830	23,057
iStar Financial, Inc.	1,420	62,949
Lexington Corporate Properties Trust	1,065	22,152
Nationwide Health Properties, Inc.	740	20,128
Plum Creek Timber Co., Inc.	16,300	679,058
Potlatch Corp.	560	24,108
ProLogis	6,200	352,780
Rayonier, Inc.	1,800	81,252
Strategic Hotels & Resorts, Inc.	710	15,968
Sun Communities, Inc.	830	24,709
Universal Health Realty Income Trust	500	16,650
Urstadt Biddle Properties, Inc., Class A	1,010	17,180
Real Estate Investment Trusts (REITs) Total		2,195,851
Real Estate Management & Development – 0.2%
CB Richard Ellis Group, Inc., Class A (a)	890	32,485
Jones Lang LaSalle, Inc.	750	85,125
Swire Pacific Ltd., Class A	24,000	269,030
Yanlord Land Group Ltd.	54,000	110,111
Real Estate Management & Development Total		496,751
Thrifts & Mortgage Finance – 0.5%
Bank Mutual Corp.	970	11,184
Corus Bankshares, Inc.	1,635	28,220
Fannie Mae	16,300	1,064,879
Flagstar BanCorp, Inc.	1,390	16,749
People’s United Financial, Inc.	1,074	19,042
PMI Group, Inc.	1,400	62,538
TrustCo Bank Corp. NY	1,370	13,536
Washington Federal, Inc.	450	10,940
Washington Mutual, Inc.	14,300	609,752
Thrifts & Mortgage Finance Total		1,836,840
FINANCIALS TOTAL		46,231,675
HEALTH CARE – 7.1%
Biotechnology – 0.7%
ArQule, Inc. (a)	1,760	12,408
Array Biopharma, Inc. (a)	3,750	43,763
BioMarin Pharmaceuticals, Inc. (a)(b)	24,660	442,400

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Biotechnology – (continued)
Celgene Corp. (a)	13,050	748,157
Cephalon, Inc. (a)	860	69,135
Cepheid, Inc. (a)	3,210	46,866
Genentech, Inc. (a)	6,300	476,658
Gilead Sciences, Inc. (a)	14,000	542,780
Myriad Genetics, Inc. (a)	1,350	50,207
Omrix Biopharmaceuticals, Inc. (a)	800	25,168
OSI Pharmaceuticals, Inc. (a)	510	18,467
Seattle Genetics, Inc. (a)	3,540	34,727
Biotechnology Total		2,510,736
Health Care Equipment & Supplies – 1.1%
Analogic Corp.	230	16,907
Beckman Coulter, Inc.	1,200	77,616
C.R. Bard, Inc.	7,640	631,293
Cytyc Corp. (a)	19,910	858,320
Dade Behring Holdings, Inc.	930	49,402
DJO, Inc. (a)	1,460	60,254
Gen-Probe, Inc. (a)	690	41,690
Haemonetics Corp. (a)	420	22,096
Hologic, Inc. (a)	1,801	99,613
Hospira, Inc. (a)	1,850	72,224
Immucor, Inc. (a)	570	15,943
Intuitive Surgical, Inc. (a)	350	48,570
Kyphon, Inc. (a)	1,220	58,743
Medtronic, Inc.	14,400	746,784
Mentor Corp.	926	37,670
Mindray Medical International Ltd., ADR	890	27,172
Palomar Medical Technologies, Inc. (a)	1,190	41,305
ResMed, Inc. (a)	574	23,683
Sirona Dental Systems, Inc. (a)	750	28,373
St. Jude Medical, Inc. (a)	1,370	56,841
STERIS Corp.	1,080	33,048
Vital Signs, Inc.	180	9,999
Wright Medical Group, Inc. (a)	2,760	66,571
Zimmer Holdings, Inc. (a)	6,400	543,296
Health Care Equipment & Supplies Total		3,667,413
Health Care Providers & Services – 1.6%
Aetna, Inc.	7,420	366,548
Amedisys, Inc. (a)	330	11,989
AMN Healthcare Services, Inc. (a)	735	16,170

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
AmSurg Corp. (a)	530	12,794
Chemed Corp.	480	31,819
CIGNA Corp.	11,700	610,974
Community Health Systems, Inc. (a)	1,400	56,630
Coventry Health Care, Inc. (a)	620	35,743
Cross Country Healthcare, Inc. (a)	990	16,513
DaVita, Inc. (a)	490	26,401
Express Scripts, Inc. (a)	22,580	1,129,226
Gentiva Health Services, Inc. (a)	1,050	21,063
Healthways, Inc. (a)	830	39,317
Henry Schein, Inc. (a)	370	19,769
Humana, Inc. (a)	360	21,928
Kindred Healthcare, Inc. (a)	910	27,955
Laboratory Corp. of America Holdings (a)	800	62,608
Manor Care, Inc.	670	43,744
McKesson Corp.	20,740	1,236,934
Medco Health Solutions, Inc. (a)	5,440	424,266
NovaMed, Inc. (a)	1,954	11,822
Owens & Minor, Inc.	500	17,470
Pediatrix Medical Group, Inc. (a)	800	44,120
Psychiatric Solutions, Inc. (a)	1,104	40,031
Quest Diagnostics, Inc.	588	30,370
RehabCare Group, Inc. (a)	430	6,123
Res-Care, Inc. (a)	1,020	21,563
U.S. Physical Therapy, Inc. (a)	600	8,082
UnitedHealth Group, Inc.	21,800	1,114,852
Universal Health Services, Inc., Class B	700	43,050
VCA Antech, Inc. (a)	657	24,762
Health Care Providers & Services Total		5,574,636
Health Care Technology – 0.0%
Allscripts Healthcare Solutions, Inc. (a)	2,640	67,267
IMS Health, Inc.	820	26,347
Health Care Technology Total		93,614
Life Sciences Tools & Services – 0.7%
Bio-Rad Laboratories, Inc., Class A (a)	280	21,160
Covance, Inc. (a)	460	31,538
Exelixis, Inc. (a)	3,660	44,286
Illumina, Inc. (a)	2,133	86,578

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Life Sciences Tools & Services – (continued)
Millipore Corp. (a)	600	45,054
PAREXEL International Corp. (a)	760	31,966
Pharmaceutical Product Development, Inc.	1,130	43,245
Thermo Fisher Scientific, Inc. (a)	32,700	1,691,244
Varian, Inc. (a)	1,730	94,856
Ventana Medical Systems, Inc. (a)	1,357	104,855
Waters Corp. (a)	660	39,177
Life Sciences Tools & Services Total		2,233,959
Pharmaceuticals – 3.0%
Abbott Laboratories	16,800	899,640
Adams Respiratory Therapeutics, Inc. (a)	300	11,817
Allergan, Inc.	1,880	108,363
Alpharma, Inc., Class A	700	18,207
AstraZeneca PLC	10,266	550,171
Biovail Corp.	17,280	439,258
Forest Laboratories, Inc. (a)	1,090	49,758
Hi-Tech Pharmacal Co., Inc. (a)	1,709	20,405
Johnson & Johnson	24,300	1,497,366
Kyowa Hakko Kogyo Co., Ltd.	17,000	160,227
Medicis Pharmaceutical Corp., Class A	1,210	36,953
Merck & Co., Inc.	49,600	2,470,080
Mylan Laboratories, Inc.	4,325	78,672
Novartis AG, Registered Shares	13,679	769,963
Novo-Nordisk A/S, Class B	1,400	152,474
Ono Pharmaceutical Co., Ltd.	4,200	222,354
Pfizer, Inc.	28,433	727,032
Pozen, Inc. (a)	354	6,397
Roche Holding AG, Genusschein Shares	2,776	492,444
Salix Pharmaceuticals Ltd. (a)	1,760	21,648
Schering-Plough Corp.	35,100	1,068,444
Sciele Pharma, Inc. (a)	490	11,544
Shire PLC, ADR	740	54,856
Takeda Pharmaceutical Co., Ltd.	5,100	329,141
Pharmaceuticals Total		10,197,214
HEALTH CARE TOTAL		24,277,572
INDUSTRIALS – 7.1%
Aerospace & Defense – 2.0%
AAR Corp. (a)	892	29,445

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
BE Aerospace, Inc. (a)	700	28,910
Boeing Co.	7,900	759,664
Ceradyne, Inc. (a)	620	45,855
Curtiss-Wright Corp.	980	45,678
Esterline Technologies Corp. (a)	660	31,885
Goodrich Corp.	18,330	1,091,735
Honeywell International, Inc.	9,200	517,776
L-3 Communications Holdings, Inc.	11,210	1,091,742
Moog, Inc., Class A (a)	330	14,556
MTU Aero Engines Holding AG	3,851	249,859
Precision Castparts Corp.	920	111,651
Rockwell Collins, Inc.	1,400	98,896
Rolls-Royce Group PLC (a)	40,130	431,603
Spirit Aerosystems Holdings, Inc., Class A (a)	1,139	41,061
United Technologies Corp.	31,080	2,204,504
Aerospace & Defense Total		6,794,820
Air Freight & Logistics – 0.0%
C.H. Robinson Worldwide, Inc.	970	50,944
Expeditors International Washington, Inc.	1,010	41,713
Air Freight & Logistics Total		92,657
Airlines – 0.1%
AirTran Holdings, Inc. (a)	1,060	11,575
Allegiant Travel Co. (a)	1,155	35,505
British Airways PLC (a)	21,266	177,549
Continental Airlines, Inc., Class B (a)	850	28,789
Copa Holdings SA, Class A	728	48,951
JetBlue Airways Corp. (a)	1,205	14,159
Skywest, Inc.	710	16,919
Airlines Total		333,447
Building Products – 0.1%
Geberit AG, Registered Shares	2,386	407,104
Goodman Global, Inc. (a)	604	13,421
Lennox International, Inc.	450	15,403
NCI Building Systems, Inc. (a)	600	29,598
Universal Forest Products, Inc.	300	12,678
Building Products Total		478,204
Commercial Services & Supplies – 0.8%
ABM Industries, Inc.	510	13,163

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
Casella Waste Systems, Inc., Class A (a)	990	10,672
CBIZ, Inc. (a)	890	6,542
Consolidated Graphics, Inc. (a)	580	40,182
Dun & Bradstreet Corp.	450	46,341
Equifax, Inc. (b)	17,120	760,470
FTI Consulting, Inc. (a)	930	35,368
Geo Group, Inc. (a)	1,140	33,174
Healthcare Services Group, Inc.	832	24,544
Huron Consulting Group, Inc. (a)	270	19,713
IHS, Inc., Class A (a)	2,116	97,336
IKON Office Solutions, Inc.	1,100	17,171
Korn/Ferry International (a)	680	17,857
Monster Worldwide, Inc. (a)	580	23,838
Navigant Consulting, Inc. (a)	870	16,147
Pike Electric Corp. (a)	2,470	55,279
Randstad Holding NV	5,109	404,895
Resources Connection, Inc.	770	25,549
Robert Half International, Inc.	1,290	47,085
Stericycle, Inc. (a)	740	32,900
TeleTech Holdings, Inc. (a)	807	26,211
Tetra Tech, Inc. (a)	1,450	31,247
United Stationers, Inc. (a)	320	21,325
Waste Connections, Inc. (a)	1,205	36,439
Waste Management, Inc.	19,600	765,380
Commercial Services & Supplies Total		2,608,828
Construction & Engineering – 0.1%
EMCOR Group, Inc. (a)	450	32,805
Fluor Corp.	270	30,070
Jacobs Engineering Group, Inc. (a)	1,690	97,192
KHD Humboldt Wedag International Ltd. (a)	719	44,218
Peab AB	6,500	202,177
Construction & Engineering Total		406,462
Electrical Equipment – 0.4%
ABB Ltd., ADR	18,353	414,778
Belden CDT, Inc.	440	24,354
Cooper Industries Ltd., Class A	1,200	68,508
General Cable Corp. (a)	907	68,705
Genlyte Group, Inc. (a)	410	32,201
Roper Industries, Inc.	970	55,387

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – (continued)
Schneider Electric SA	3,577	500,897
Suntech Power Holdings Co., Ltd., ADR (a)	1,230	44,858
Thomas & Betts Corp. (a)	540	31,320
Woodward Governor Co.	750	40,253
Electrical Equipment Total		1,281,261
Industrial Conglomerates – 1.7%
3M Co.	13,300	1,154,307
General Electric Co.	106,587	4,080,150
Keppel Corp. Ltd.	26,000	212,031
McDermott International, Inc. (a)	1,820	151,279
Textron, Inc.	775	85,335
Industrial Conglomerates Total		5,683,102
Machinery – 1.4%
Barnes Group, Inc.	2,438	77,236
Briggs & Stratton Corp.	560	17,674
Caterpillar, Inc.	12,400	970,920
China High Speed Transmission Equipment Group Co. Ltd. (a)	1,000	1,070
Cummins, Inc.	660	66,798
Eaton Corp.	8,900	827,700
EnPro Industries, Inc. (a)	720	30,809
Georg Fischer AG, Registered Shares (a)	423	318,580
Harsco Corp.	1,830	95,160
Heidelberger Druckmaschinen AG	6,040	292,072
ITT Corp.	470	32,092
Joy Global, Inc.	1,290	75,246
Kadant, Inc. (a)	317	9,890
Kennametal, Inc.	1,200	98,436
Komatsu Ltd.	8,600	249,090
Mori Seiki Co., Ltd.	4,100	126,993
Oshkosh Truck Corp.	530	33,348
Parker Hannifin Corp.	4,970	486,613
Pentair, Inc.	1,160	44,741
RBC Bearings, Inc. (a)	2,700	111,375
SKF AB, Class B	12,800	268,475
Sulzer AG, Registered Shares	120	155,101
Terex Corp. (a)	810	65,853
Valmont Industries, Inc.	720	52,387

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
Volvo AB, Class B	15,950	316,714
Wabtec Corp.	1,586	57,936
Machinery Total		4,882,309
Marine – 0.0%
Alexander & Baldwin, Inc.	1,200	63,732
Kirby Corp. (a)	2,050	78,700
Marine Total		142,432
Road & Rail – 0.1%
Amerco, Inc. (a)	200	15,100
Canadian Pacific Railway Ltd.	900	61,938
Celadon Group, Inc. (a)	3,050	48,495
Central Japan Railway Co.	16	168,429
Dollar Thrifty Automotive Group, Inc. (a)	340	13,886
Genesee & Wyoming, Inc., Class A (a)	410	12,234
Heartland Express, Inc.	780	12,714
Ryder System, Inc.	310	16,678
Vitran Corp., Inc. (a)	105	2,241
Werner Enterprises, Inc.	1,430	28,814
Road & Rail Total		380,529
Trading Companies & Distributors – 0.4%
Hitachi High-Technologies Corp.	6,400	166,202
Itochu Corp.	36,000	415,449
Kaman Corp.	640	19,962
W.W. Grainger, Inc.	6,100	567,605
Watsco, Inc.	540	29,376
Trading Companies & Distributors Total		1,198,594
INDUSTRIALS TOTAL		24,282,645
INFORMATION TECHNOLOGY – 9.0%
Communications Equipment – 1.8%
Anaren, Inc. (a)	3,072	54,098
Andrew Corp. (a)	746	10,772
Black Box Corp.	411	17,007
Cisco Systems, Inc. (a)	82,345	2,293,308
CommScope, Inc. (a)(b)	10,200	595,170
Corning, Inc.	36,000	919,800
Dycom Industries, Inc. (a)	860	25,783
Foundry Networks, Inc. (a)	930	15,494
Harris Corp.	640	34,912
Nokia Oyj	23,141	650,549
Polycom, Inc. (a)	3,350	112,560

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Communications Equipment – (continued)
Powerwave Technologies, Inc. (a)	4,140	27,738
QUALCOMM, Inc.	20,100	872,139
Research In Motion Ltd. (a)	440	87,996
Riverbed Technology, Inc. (a)	9,562	419,007
Sonus Networks, Inc. (a)	3,080	26,242
Tollgrade Communications, Inc. (a)	730	7,701
Communications Equipment Total		6,170,276
Computers & Peripherals – 1.6%
Apple, Inc. (a)	4,100	500,364
Dell, Inc. (a)	23,700	676,635
Diebold, Inc.	800	41,760
Electronics for Imaging, Inc. (a)	810	22,858
EMC Corp. (a)	27,900	504,990
Emulex Corp. (a)	770	16,817
Hewlett-Packard Co.	53,220	2,374,677
Imation Corp.	380	14,007
International Business Machines Corp. (b)	9,000	947,250
NCR Corp. (a)	500	26,270
Network Appliance, Inc. (a)	12,870	375,804
QLogic Corp. (a)	660	10,989
Rackable Systems, Inc. (a)	390	4,820
SanDisk Corp. (a)	1,230	60,196
Computers & Peripherals Total		5,577,437
Electronic Equipment & Instruments – 0.5%
Agilent Technologies, Inc. (a)	29,600	1,137,824
Agilysys, Inc.	550	12,375
Amphenol Corp., Class A	1,180	42,067
Anixter International, Inc.	690	51,895
Arrow Electronics, Inc. (a)	2,100	80,703
Benchmark Electronics, Inc. (a)	840	19,001
Brightpoint, Inc. (a)	1,760	24,270
Coherent, Inc. (a)	359	10,953
Daktronics, Inc.	1,570	33,724
FLIR Systems, Inc. (a)	710	32,837
KEMET Corp. (a)	1,033	7,283
Kyocera Corp.	2,600	277,239
Mettler-Toledo International, Inc. (a)	600	57,306
MTS Systems Corp.	500	22,335

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – (continued)
NAM TAI Electronics, Inc.	1,370	16,330
Tektronix, Inc.	1,240	41,838
Trimble Navigation Ltd. (a)	990	31,878
Vishay Intertechnology, Inc. (a)	1,500	23,730
Electronic Equipment & Instruments Total		1,923,588
Internet Software & Services – 1.1%
Akamai Technologies, Inc. (a)	1,080	52,531
CNET Networks, Inc. (a)	4,548	37,248
Digital River, Inc. (a)	310	14,028
eBay, Inc. (a)	27,700	891,386
Equinix, Inc. (a)	935	85,524
Google, Inc., Class A (a)	4,622	2,419,062
j2 Global Communications, Inc. (a)	420	14,658
RealNetworks, Inc. (a)	4,700	38,399
SAVVIS, Inc. (a)	870	43,074
SINA Corp. (a)	680	28,465
Sohu.com, Inc. (a)	810	25,912
United Internet AG	1,550	31,995
ValueClick, Inc. (a)	750	22,095
Internet Software & Services Total		3,704,377
IT Services – 0.4%
Alliance Data Systems Corp. (a)	680	52,550
CACI International, Inc., Class A (a)	240	11,724
CGI Group, Inc., Class A (a)	20,900	234,457
CheckFree Corp. (a)	610	24,522
Cognizant Technology Solutions Corp., Class A (a)	840	63,075
CSG Systems International, Inc. (a)	511	13,547
DST Systems, Inc. (a)	270	21,387
Electronic Data Systems Corp.	1,260	34,940
Fiserv, Inc. (a)	7,950	451,560
Gartner, Inc. (a)	910	22,377
Global Payments, Inc.	1,021	40,483
MAXIMUS, Inc.	300	13,014
MPS Group, Inc. (a)	2,500	33,425
Nomura Research Institute Ltd.	5,500	161,636
Paychex, Inc.	1,400	54,768
SAIC, Inc. (a)	1,594	28,803
SRA International, Inc., Class A (a)	1,020	25,765
IT Services Total		1,288,033

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Office Electronics – 0.2%
Brother Industries Ltd.	26,000	382,068
Canon, Inc.	4,400	258,207
Office Electronics Total		640,275
Semiconductors & Semiconductor Equipment – 2.1%
Actel Corp. (a)	954	13,270
Advanced Energy Industries, Inc. (a)	510	11,557
Analog Devices, Inc.	1,630	61,353
Asyst Technologies, Inc. (a)	1,092	7,895
Atheros Communications, Inc. (a)	2,839	87,555
ATMI, Inc. (a)	230	6,900
Broadcom Corp., Class A (a)	1,290	37,732
Brooks Automation, Inc. (a)	449	8,149
Cabot Microelectronics Corp. (a)	200	7,098
Exar Corp. (a)	850	11,390
Fairchild Semiconductor International, Inc. (a)	26,360	509,275
FEI Co. (a)	830	26,942
Infineon Technologies AG (a)	17,517	291,399
Intel Corp.	56,000	1,330,560
Intersil Corp., Class A	33,875	1,065,707
KLA-Tencor Corp.	800	43,960
Lam Research Corp. (a)	810	41,634
Maxim Integrated Products, Inc.	1,760	58,802
MEMC Electronic Materials, Inc. (a)	15,274	933,547
National Semiconductor Corp.	1,460	41,274
Netlogic Microsystems, Inc. (a)	1,577	50,212
NVIDIA Corp. (a)	18,000	743,580
ON Semiconductor Corp. (a)	3,410	36,555
Power Integrations, Inc. (a)	1,500	39,300
Sigmatel, Inc. (a)	934	2,709
Spansion, Inc., Class A (a)	2,400	26,640
Standard Microsystems Corp. (a)	450	15,453
Tessera Technologies, Inc. (a)	10,241	415,272
Texas Instruments, Inc.	28,500	1,072,455
Varian Semiconductor Equipment Associates, Inc. (a)	912	36,535
Verigy Ltd. (a)	4,134	118,274
Xilinx, Inc.	1,500	40,155
Semiconductors & Semiconductor Equipment Total		7,193,139

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – 1.3%
Activision, Inc. (a)	4,943	92,286
Adobe Systems, Inc. (a)	14,600	586,190
Advent Software, Inc. (a)	410	13,346
ANSYS, Inc. (a)	2,000	53,000
Autodesk, Inc. (a)	979	46,091
BMC Software, Inc. (a)	1,230	37,269
Cadence Design Systems, Inc. (a)	1,800	39,528
Captaris, Inc. (a)	1,770	9,062
CDC Corp., Class A (a)	6,620	55,674
Citrix Systems, Inc. (a)	810	27,273
Electronic Arts, Inc. (a)	700	33,124
FactSet Research Systems, Inc.	530	36,225
Intuit, Inc. (a)	2,030	61,062
Lawson Software, Inc. (a)	710	7,022
Macrovision Corp. (a)	1,663	49,990
McAfee, Inc. (a)	1,500	52,800
Microsoft Corp.	73,280	2,159,562
MSC.Software Corp. (a)	1,370	18,550
Nuance Communications, Inc. (a)	1,990	33,293
Oracle Corp. (a)	40,400	796,284
Progress Software Corp. (a)	824	26,195
Salesforce.com, Inc. (a)	540	23,144
Sybase, Inc. (a)	720	17,201
Synopsys, Inc. (a)	1,000	26,430
The9 Ltd., ADR (a)	1,150	53,199
THQ, Inc. (a)	1,940	59,209
Transaction Systems Architects, Inc. (a)	600	20,196
Software Total		4,433,205
INFORMATION TECHNOLOGY TOTAL		30,930,330
MATERIALS – 2.6%
Chemicals – 0.9%
Air Products & Chemicals, Inc.	1,525	122,564
BASF AG	5,092	668,604
E.I. Du Pont de Nemours & Co.	16,900	859,196
H.B. Fuller Co.	1,180	35,270
Linde AG	2,497	301,240
Minerals Technologies, Inc.	350	23,433
Monsanto Co.	8,440	570,038
Potash Corp. of Saskatchewan, Inc.	810	63,156
PPG Industries, Inc.	700	53,277

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
Sensient Technologies Corp.	810	20,566
Shin-Etsu Chemical Co., Ltd.	4,400	313,912
Wacker Chemie AG	265	62,580
Chemicals Total		3,093,836
Construction Materials – 0.2%
Ciments Francais SA	1,167	267,623
Eagle Materials, Inc.	1,280	62,784
Martin Marietta Materials, Inc.	425	68,858
Vulcan Materials Co. (b)	3,455	395,736
Construction Materials Total		795,001
Containers & Packaging – 0.2%
AptarGroup, Inc.	840	29,870
Ball Corp.	610	32,434
Crown Holdings, Inc. (a)	9,202	229,774
Greif, Inc., Class A	1,204	71,771
Greif, Inc., Class B	413	23,202
Packaging Corp. of America	3,200	80,992
Silgan Holdings, Inc.	760	42,013
Containers & Packaging Total		510,056
Metals & Mining – 1.1%
AK Steel Holding Corp. (a)	290	10,837
Alcoa, Inc.	18,900	766,017
Allegheny Technologies, Inc.	970	101,734
BHP Billiton PLC	10,067	279,193
Carpenter Technology Corp.	840	109,460
Chaparral Steel Co.	440	31,623
Freeport-McMoRan Copper & Gold, Inc. (b)	7,014	580,899
Haynes International, Inc. (a)	160	13,509
JFE Holdings, Inc.	5,800	359,495
Metal Management, Inc.	580	25,561
Rio Tinto PLC	3,327	254,163
RTI International Metals, Inc. (a)	200	15,074
Salzgitter AG	2,181	419,819
SSAB Svenskt Stal AB, Series A	9,600	393,452
Stillwater Mining Co. (a)	1,960	21,580
Titanium Metals Corp. (a)	380	12,122
Worthington Industries, Inc.	830	17,969

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
Yamato Kogyo Co., Ltd.	10,600	419,123
Metals & Mining Total		3,831,630
Paper & Forest Products – 0.2%
Glatfelter Co.	1,170	15,900
Mercer International, Inc. (a)	1,520	15,504
Weyerhaeuser Co.	6,800	536,724
Paper & Forest Products Total		568,128
MATERIALS TOTAL		8,798,651
TELECOMMUNICATION SERVICES – 2.7%
Diversified Telecommunication Services – 1.8%
AT&T, Inc.	70,552	2,927,908
Bezeq Israeli Telecommunication Corp., Ltd.	169,022	273,482
Cbeyond, Inc. (a)	1,850	71,243
Chunghwa Telecom Co., Ltd., ADR	11,734	221,303
Cogent Communications Group, Inc. (a)	1,380	41,221
Nippon Telegraph & Telephone Corp.	43	190,545
North Pittsburgh Systems, Inc.	610	12,963
Qwest Communications International, Inc. (a)(b)	65,200	632,440
Telefonica O2 Czech Republic AS	13,067	367,425
Telekomunikacja Polska SA	26,311	229,445
Time Warner Telecom, Inc., Class A (a)	17,996	361,720
Verizon Communications, Inc.	18,885	777,495
Windstream Corp.	2,870	42,361
Diversified Telecommunication Services Total		6,149,551
Wireless Telecommunication Services – 0.9%
American Tower Corp., Class A (a)	23,774	998,508
China Mobile Ltd.	19,500	210,471
Crown Castle International Corp. (a)	2,340	84,872
KDDI Corp.	31	229,685
Leap Wireless International, Inc. (a)	860	72,670
MetroPCS Communications, Inc. (a)	10,274	339,453
Millicom International Cellular SA (a)	595	54,526
NII Holdings, Inc. (a)	11,030	890,562
Philippine Long Distance Telephone Co., ADR	2,920	167,024

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
SBA Communications Corp., Class A (a)	500	16,795
Wireless Telecommunication Services Total		3,064,566
TELECOMMUNICATION SERVICES TOTAL		9,214,117
UTILITIES – 2.3%
Electric Utilities – 1.5%
Allegheny Energy, Inc. (a)	640	33,114
ALLETE, Inc.	370	17,409
American Electric Power Co., Inc.	2,700	121,608
British Energy Group PLC	27,739	300,293
E.ON AG	3,987	669,933
Edison International	1,900	106,628
El Paso Electric Co. (a)	920	22,595
Entergy Corp.	4,957	532,134
Exelon Corp.	4,800	348,480
FPL Group, Inc.	16,900	958,906
Hawaiian Electric Industries, Inc.	342	8,102
ITC Holdings Corp.	380	15,439
Maine & Maritimes Corp. (a)	170	4,565
MGE Energy, Inc.	500	16,335
Otter Tail Corp.	570	18,280
Portland General Electric Co.	278	7,628
PPL Corp.	20,800	973,232
Reliant Energy, Inc. (a)	17,800	479,710
Tenaga Nasional Bhd	116,500	384,250
UIL Holdings Corp.	490	16,219
Electric Utilities Total		5,034,860
Gas Utilities – 0.1%
AGL Resources, Inc.	1,300	52,624
Northwest Natural Gas Co.	480	22,171
Questar Corp.	1,180	62,363
Tokyo Gas Co., Ltd.	51,000	241,647
WGL Holdings, Inc.	700	22,848
Gas Utilities Total		401,653
Independent Power Producers & Energy Traders – 0.2%
AES Corp. (a)	2,290	50,105
Constellation Energy Group, Inc.	4,620	402,726

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Independent Power Producers & Energy Traders – (continued)
	Mirant Corp. (a)	9,900	422,235
Independent Power Producers & Energy Traders Total			875,066
Multi-Utilities – 0.5%
	CH Energy Group, Inc.	680	30,580
	PG&E Corp. (b)	15,058	682,127
	Public Service Enterprise Group, Inc.	9,340	819,865
	Sempra Energy	1,600	94,768
	Wisconsin Energy Corp.	1,600	70,768
Multi-Utilities Total			1,698,108
UTILITIES TOTAL			8,009,687

	Total Common Stocks (cost of $175,134,329)		213,757,731

		Par ($)
Corporate Fixed-Income Bonds & Notes – 11.5%
BASIC MATERIALS – 0.5%
Chemicals – 0.2%
Huntsman International LLC
	7.875% 11/15/14	350,000	374,937
Lyondell Chemical Co.
	8.000% 09/15/14	45,000	46,238
	8.250% 09/15/16	290,000	303,050
Chemicals Total			724,225
Forest Products & Paper – 0.2%
Georgia-Pacific Corp.
	8.000% 01/15/24	330,000	320,100
Weyerhaeuser Co.
	7.375% 03/15/32(b)	275,000	278,973
Forest Products & Paper Total			599,073
Metals & Mining – 0.1%
Vale Overseas Ltd.
	6.250% 01/23/17	300,000	297,546
Metals & Mining Total			297,546
BASIC MATERIALS TOTAL			1,620,844
COMMUNICATIONS – 2.2%
Media – 1.0%
Charter Communications Holdings II LLC/ Charter Communications Holdings II/ Capital Corp.
	10.250% 09/15/10	350,000	365,750
CSC Holdings, Inc.
	7.625% 04/01/11	300,000	297,750

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Dex Media West LLC
	9.875% 08/15/13	85,000	90,950
EchoStar DBS Corp.
	6.625% 10/01/14	310,000	296,050
Jones Intercable, Inc.
	7.625% 04/15/08	525,000	532,706
Lamar Media Corp.
	7.250% 01/01/13	345,000	344,138
News America, Inc.
	6.550% 03/15/33	325,000	316,965
Quebecor Media, Inc.
	7.750% 03/15/16	350,000	355,250
R.H. Donnelley Corp.
	8.875% 01/15/16	65,000	67,600
R.H. Donnelley, Inc.
	10.875% 12/15/12	180,000	191,925
Sinclair Broadcast Group, Inc.
	8.000% 03/15/12	155,000	159,650
Time Warner Cable, Inc.
	6.550% 05/01/37(c)	350,000	338,277
Media Total			3,357,011
Telecommunication Services – 1.2%
AT&T, Inc.
	5.100% 09/15/14	350,000	333,844
Citizens Communications Co.
	7.875% 01/15/27	425,000	413,313
Dobson Cellular Systems, Inc.
	9.875% 11/01/12	300,000	323,250
Intelsat Bermuda Ltd.
	9.250% 06/15/16	350,000	371,875
Lucent Technologies, Inc.
	6.450% 03/15/29	370,000	321,900
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	225,000	280,490
Qwest Corp.
	8.875% 03/15/12	350,000	377,125
Sprint Capital Corp.
	6.875% 11/15/28	275,000	261,762

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Telecom Italia Capital SA	7.200% 07/18/36	275,000	282,717
Telefonica Emisones SAU
	5.984% 06/20/11	400,000	403,681
Vodafone Group PLC
	5.000% 12/16/13	400,000	379,780
Windstream Corp.
	8.625% 08/01/16	350,000	370,125
Telecommunication Services Total			4,119,862
COMMUNICATIONS TOTAL			7,476,873
CONSUMER CYCLICAL – 0.9%
Apparel – 0.1%
Levi Strauss & Co.
	9.750% 01/15/15	320,000	342,400
Apparel Total			342,400
Auto Parts & Equipment – 0.1%
Goodyear Tire & Rubber Co.
	9.000% 07/01/15	228,000	245,670
Auto Parts & Equipment Total			245,670
Home Builders – 0.2%
D.R. Horton, Inc.
	5.625% 09/15/14	350,000	322,879
K. Hovnanian Enterprises, Inc.
	6.000% 01/15/10	60,000	54,600
	6.375% 12/15/14	35,000	29,925
	6.500% 01/15/14	70,000	61,950
KB Home
	5.875% 01/15/15	155,000	134,850
Home Builders Total			604,204
Leisure Time – 0.0%
Royal Caribbean Cruises Ltd.
	6.875% 12/01/13	100,000	99,966
Leisure Time Total			99,966
Lodging – 0.2%
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	300,000	244,500
MGM Mirage
	7.500% 06/01/16	300,000	284,625
Station Casinos, Inc.
	6.875% 03/01/16	20,000	17,650

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Wynn Las Vegas LLC
	6.625% 12/01/14	175,000	168,656
Lodging Total			715,431
Retail – 0.3%
Couche-Tard US LP
	7.500% 12/15/13	340,000	342,550
Macy’s Retail Holdings, Inc.
	5.900% 12/01/16	300,000	292,389
Wal-Mart Stores, Inc.
	4.125% 07/01/10(b)	450,000	435,539
Retail Total			1,070,478
CONSUMER CYCLICAL TOTAL			3,078,149
CONSUMER NON-CYCLICAL – 1.5%
Beverages – 0.2%
Cott Beverages, Inc.
	8.000% 12/15/11	340,000	343,400
Diageo Capital PLC
	3.375% 03/20/08	550,000	541,532
Beverages Total			884,932
Commercial Services – 0.4%
Ashtead Capital, Inc.
	9.000% 08/15/16(c)	90,000	94,275
Corrections Corp. of America
	7.500% 05/01/11	225,000	228,094
GEO Group, Inc.
	8.250% 07/15/13	350,000	360,937
Iron Mountain, Inc.
	7.750% 01/15/15	300,000	292,500
Service Corp. International
	6.750% 04/01/16	5,000	4,738
United Rentals North America, Inc.
	7.000% 02/15/14	90,000	87,750
	7.750% 11/15/13	250,000	250,312
Commercial Services Total			1,318,606
Food – 0.2%
ConAgra Foods, Inc.
	6.750% 09/15/11(b)	255,000	264,836

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
Kroger Co.
	6.200% 06/15/12	450,000	454,164
Food Total			719,000
Healthcare Services – 0.4%
HCA, Inc.
	9.250% 11/15/16(c)	100,000	106,500
	PIK,
	9.625% 11/15/16(c)	250,000	268,750
Tenet Healthcare Corp.
	9.875% 07/01/14	350,000	346,500
Triad Hospitals, Inc.
	7.000% 05/15/12	75,000	78,375
UnitedHealth Group, Inc.
	3.375% 08/15/07	600,000	598,577
Healthcare Services Total			1,398,702
Household Products/Wares – 0.2%
American Greetings Corp.
	7.375% 06/01/16	350,000	353,500
Fortune Brands, Inc.
	5.375% 01/15/16	250,000	232,111
Household Products/Wares Total			585,611
Pharmaceuticals – 0.1%
Omnicare, Inc.
	6.750% 12/15/13	350,000	334,250
Pharmaceuticals Total			334,250
CONSUMER NON-CYCLICAL TOTAL			5,241,101
ENERGY – 1.0%
Oil & Gas – 0.5%
Anadarko Petroleum Corp.
	6.450% 09/15/36	165,000	158,701
Canadian Natural Resources Ltd.
	5.700% 05/15/17	375,000	362,762
Chesapeake Energy Corp.
	6.375% 06/15/15	190,000	181,213
	6.875% 11/15/20	160,000	153,200
Nexen, Inc.
	5.875% 03/10/35	310,000	278,202
Talisman Energy, Inc.
	6.250% 02/01/38(b)	305,000	282,660

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Valero Energy Corp.	6.875% 04/15/12	300,000	314,169
Oil & Gas Total			1,730,907
Pipelines – 0.5%
El Paso Performance-Linked Trust
	7.750% 07/15/11(c)	350,000	360,500
Energy Transfer Partners LP
	6.625% 10/15/36(b)	250,000	244,130
MarkWest Energy Partners LP
	8.500% 07/15/16	350,000	356,125
TransCanada Pipelines Ltd.
	6.350% 05/15/67(b)(d)	320,000	307,635
Williams Companies, Inc.
	6.375% 10/01/10(c)	135,000	135,338
	7.750% 06/15/31	20,000	21,175
	8.125% 03/15/12	200,000	212,250
Pipelines Total			1,637,153
ENERGY TOTAL			3,368,060
FINANCIALS – 3.8%
Banks – 1.2%
Capital One Financial Corp.
	5.500% 06/01/15	450,000	434,369
HSBC Capital Funding LP
	9.547% 12/31/49(c)(d)	550,000	607,341
Marshall & Ilsley Corp.
	4.375% 08/01/09	300,000	294,707
PNC Funding Corp.
	5.625% 02/01/17(b)	310,000	303,686
SunTrust Preferred Capital I
	5.853% 12/15/11(d)	280,000	278,310
USB Capital IX
	6.189% 04/15/49(d)	500,000	503,692
Wachovia Corp.
	4.875% 02/15/14	825,000	787,106
Wells Fargo & Co.
	5.125% 09/01/12(b)	900,000	883,534
Banks Total			4,092,745
Diversified Financial Services – 2.1%
AGFC Capital Trust I
	6.000% 01/15/67(c)(d)	350,000	334,717

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
American Express Credit Corp.
	3.000% 05/16/08	400,000	391,981
Ameriprise Financial, Inc.
	7.518% 06/01/66(d)	275,000	286,420
CDX North America High Yield
	7.625% 06/29/12(c)	500,000	472,800
CIT Group, Inc.
	6.100% 03/15/67(d)	140,000	127,501
Citicorp Lease Pass-Through Trust
	8.040% 12/15/19(c)	750,000	855,432
Countrywide Financial Corp.
	5.800% 06/07/12	225,000	223,415
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10(b)	500,000	492,437
Ford Motor Credit Co.
	7.375% 02/01/11	335,000	327,280
General Electric Capital Corp.
	5.000% 01/08/16(b)	1,025,000	970,968
General Motors Acceptance Corp.
	8.000% 11/01/31	295,000	301,661
Goldman Sachs Group, Inc.
	6.345% 02/15/34(b)	475,000	453,016
JPMorgan Chase Capital XVIII
	6.950% 08/17/36(b)	500,000	505,397
Merrill Lynch & Co., Inc.
	4.125% 01/15/09	575,000	564,378
Morgan Stanley
	6.750% 04/15/11	370,000	383,626
Residential Capital Corp.
	6.500% 04/17/13(b)	250,000	241,645
SLM Corp.
	5.375% 05/15/14	300,000	257,079
Diversified Financial Services Total			7,189,753
Insurance – 0.3%
AMBAC Financial Group, Inc.
	6.150% 02/15/37(d)	170,000	152,365
American International Group, Inc.
	2.875% 05/15/08	500,000	489,024

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Metlife, Inc.	6.400% 12/15/36	300,000	277,906
Insurance Total			919,295
Real Estate Investment Trusts (REITs) – 0.2%
Health Care Property Investors, Inc.
	6.450% 06/25/12	300,000	305,341
Simon Property Group LP
	5.750% 12/01/15	375,000	371,046
Real Estate Investment Trusts (REITs) Total			676,387
FINANCIALS TOTAL			12,878,180
INDUSTRIALS – 0.6%
Aerospace & Defense – 0.1%
L-3 Communications Corp.
	7.625% 06/15/12	300,000	307,125
Aerospace & Defense Total			307,125
Environmental Control – 0.1%
Allied Waste North America, Inc.
	7.125% 05/15/16	350,000	342,125
Environmental Control Total			342,125
Machinery – 0.1%
Caterpillar Financial Services Corp.
	3.625% 11/15/07	350,000	347,722
Machinery Total			347,722
Machinery-Diversified – 0.0%
Manitowoc Co., Inc.
	7.125% 11/01/13	120,000	120,300
Machinery-Diversified Total			120,300
Miscellaneous Manufacturing – 0.1%
Bombardier, Inc.
	6.300% 05/01/14(c)	375,000	356,250
Miscellaneous Manufacturing Total			356,250
Packaging & Containers – 0.2%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	330,000	331,650

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – (continued)
Owens-Illinois, Inc.	7.500% 05/15/10	315,000	317,756
Packaging & Containers Total			649,406
INDUSTRIALS TOTAL			2,122,928
TECHNOLOGY – 0.1%
Semiconductors – 0.1%
Freescale Semiconductor, Inc.
	PIK,
	9.125% 12/15/14(c)	350,000	329,000
NXP BV/NXP Funding LLC
	7.875% 10/15/14	85,000	83,725
Semiconductors Total			412,725
TECHNOLOGY TOTAL			412,725
UTILITIES – 0.9%
Electric – 0.7%
AES Corp.
	7.750% 03/01/14	310,000	310,775
CMS Energy Corp.
	6.875% 12/15/15	30,000	30,392
	8.500% 04/15/11	25,000	26,590
Commonwealth Edison Co.
	5.950% 08/15/16	400,000	391,592
Indiana Michigan Power Co.
	5.650% 12/01/15	350,000	341,195
NRG Energy, Inc.
	7.250% 02/01/14	35,000	35,088
	7.375% 02/01/16	315,000	315,787
Pacific Gas & Electric Co.
	5.800% 03/01/37	250,000	233,193
Progress Energy, Inc.
	7.750% 03/01/31(b)	350,000	404,642
Southern California Edison Co.
	5.000% 01/15/14	400,000	382,493
Electric Total			2,471,747
Gas – 0.2%
Atmos Energy Corp.
	6.350% 06/15/17	275,000	277,304

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Gas – (continued)
Sempra Energy	4.750% 05/15/09	275,000	271,858
Gas Total			549,162
UTILITIES TOTAL			3,020,909

	Total Corporate Fixed-Income Bonds & Notes (cost of $39,963,987)		39,219,769
Mortgage-Backed Securities – 10.1%
Federal Home Loan Mortgage Corp.
	5.500% 04/01/21	2,913,740	2,870,512
	6.000% 07/01/08	111,783	111,960
	6.500% 02/01/11	44,306	45,049
	6.500% 04/01/11	66,118	67,463
	6.500% 05/01/11	51,483	52,591
	6.500% 10/01/11	24,929	25,447
	6.500% 07/01/16	17,753	18,142
	6.500% 04/01/26	32,764	33,357
	6.500% 06/01/26	37,737	38,421
	6.500% 02/01/27	181,685	185,485
	6.500% 09/01/28	84,130	85,946
	6.500% 06/01/31	55,199	56,319
	6.500% 07/01/31	19,619	20,024
	7.000% 07/01/28	60,290	62,326
	7.000% 04/01/29	32,562	33,661
	7.000% 01/01/30	35,652	36,860
	7.000% 06/01/31	10,441	10,777
	7.000% 08/01/31	122,984	126,940
	7.500% 07/01/15	7,258	7,521
	7.500% 08/01/15	836	866
	7.500% 01/01/30	73,100	76,307
	8.000% 09/01/15	34,253	35,995
Federal National Mortgage Association
	5.000% 05/01/37	2,375,166	2,226,639
	5.000% 06/01/37	3,061,000	2,868,125
	5.500% 08/01/35	450,190	435,303
	5.500% 10/01/35	1,548,462	1,497,257
	5.500% 04/01/36	4,221,512	4,073,578
	5.500% 11/01/36	3,752,426	3,620,930
	6.000% 07/01/35	386,583	383,111

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	6.000% 09/01/36	1,292,591	1,279,481
	6.000% 12/01/36	3,901,557	3,861,985
	6.120% 10/01/08	2,211,566	2,229,740
	6.500% 03/01/11	6,266	6,393
	6.500% 08/01/34	636,013	645,213
	7.000% 03/01/15	75,890	78,194
	7.000% 07/01/16	14,487	14,924
	7.000% 02/01/31	21,037	21,818
	7.000% 07/01/31	122,314	126,772
	7.000% 07/01/32	21,998	22,786
	7.500% 06/01/15	26,767	27,589
	7.500% 08/01/15	40,486	41,729
	7.500% 09/01/15	25,176	25,949
	7.500% 02/01/31	50,255	52,489
	7.500% 08/01/31	27,625	28,833
	8.000% 12/01/29	29,447	31,162
	8.000% 04/01/30	39,845	41,975
	8.000% 05/01/30	6,879	7,246
	8.000% 07/01/31	30,211	31,828
	TBA:
	5.000% 07/01/37(e)	1,029,000	964,044
	5.500% 07/01/22(e)	519,000	511,215
	6.000% 07/01/37(e)	2,323,148	2,297,737
	6.500% 07/01/37(e)	1,825,000	1,842,109
Government National Mortgage Association
	6.000% 04/15/13	7,357	7,425
	6.500% 05/15/13	18,590	19,029
	6.500% 06/15/13	5,535	5,666
	6.500% 08/15/13	18,188	18,618
	6.500% 11/15/13	93,315	95,517
	6.500% 07/15/14	52,459	53,675
	6.500% 01/15/29	9,393	9,597
	6.500% 03/15/29	75,741	77,382
	6.500% 04/15/29	167,733	171,367
	6.500% 05/15/29	148,716	151,938
	6.500% 07/15/31	60,101	61,359
	7.000% 11/15/13	235,444	243,099
	7.000% 05/15/29	33,110	34,516
	7.000% 09/15/29	37,791	39,397
	7.000% 06/15/31	23,107	24,075
	7.500% 06/15/23	982	1,028
	7.500% 01/15/26	25,624	26,857

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	7.500% 09/15/29	72,075	75,507
	8.000% 07/15/25	10,314	10,934
	8.500% 12/15/30	4,025	4,328
	9.000% 12/15/17	32,451	34,679

	Total Mortgage-Backed Securities (cost of $34,624,234)		34,464,116
Government & Agency Obligations – 3.8%
FOREIGN GOVERNMENT OBLIGATIONS – 0.3%
Province of Quebec
	5.000% 07/17/09	600,000	597,872
United Mexican States
	7.500% 04/08/33	425,000	492,575
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			1,090,447
U.S. GOVERNMENT AGENCIES – 1.2%
Federal Home Loan Bank
	5.125% 10/19/16	1,580,000	1,542,107
Federal National Mortgage Association
	5.250% 08/01/12(b)	2,740,000	2,716,477
U.S. GOVERNMENT AGENCIES TOTAL			4,258,584
U.S. GOVERNMENT OBLIGATIONS – 2.3%
U.S. Treasury Bonds
	5.375% 02/15/31(b)	3,525,000	3,619,735
	7.250% 05/15/16(b)	710,000	820,549
U.S. Treasury Inflation Indexed Notes
	2.500% 07/15/16(b)	1,759,938	1,740,276
U.S. Treasury Notes
	3.875% 02/15/13(b)	1,645,000	1,562,365
U.S. GOVERNMENT OBLIGATIONS TOTAL			7,742,925

	Total Government & Agency Obligations (cost of $13,187,044)		13,091,956
Collateralized Mortgage Obligations – 3.3%
AGENCY – 1.6%
Federal Home Loan Mortgage Corp.
	5.000% 12/15/15	818,773	815,868
	5.500% 06/15/34	2,500,000	2,416,109
	6.000% 02/15/28	1,173,827	1,182,533

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
AGENCY – (continued)
Federal National Mortgage Association	5.000% 12/25/15	1,200,000	1,187,641
AGENCY TOTAL			5,602,151
NON - AGENCY – 1.7%
American Mortgage Trust
	8.445% 09/27/22(d)	11,406	6,880
Bear Stearns Adjustable Rate Mortgage Trust
	5.493% 02/25/47(d)	1,226,724	1,221,611
Countrywide Alternative Loan Trust
	5.250% 08/25/35	579,244	575,100
	5.500% 10/25/35	914,260	903,038
JPMorgan Mortgage Trust
	6.055% 10/25/36(d)	1,067,627	1,067,020
Rural Housing Trust
	6.330% 04/01/26	24,527	24,453
WaMu Mortgage Pass-Through Certificates
	5.720% 02/25/37(d)	1,842,632	1,837,778
NON - AGENCY TOTAL			5,635,880

	Total Collateralized Mortgage Obligations (cost of $11,393,298)		11,238,031
Commercial Mortgage-Backed Securities – 2.8%
Citigroup/Deutsche Bank Commercial Mortgage Trust
	5.366% 12/11/49(d)	420,000	402,049
First Union - Chase Commercial Mortgage
	6.645% 06/15/31	392,214	397,687
GS Mortgage Securities Corp. II
	6.620% 10/18/30	1,557,222	1,567,001
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.780% 07/15/42	310,000	288,287
	5.447% 06/12/47	509,000	497,009
JPMorgan Commercial Mortgage Finance Corp.
	6.507% 10/15/35	1,205,006	1,213,588
LB-UBS Commercial Mortgage Trust
	6.510% 12/15/26	1,000,000	1,028,649
Merrill Lynch / Countrywide Commercial Mortgage Trust
	5.750% 06/12/50(d)	1,513,000	1,498,127

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities – (continued)
Wachovia Bank Commercial Mortgage Trust	3.989% 06/15/35	3,000,000	2,751,921

	Total Commercial Mortgage-Backed Securities (cost of $10,036,860)		9,644,318
Asset-Backed Securities – 0.6%
Citicorp Residential Mortgage Securities, Inc.
	6.080% 06/25/37	490,000	489,995
Consumer Funding LLC
	5.430% 04/20/15	820,000	817,616
Green Tree Financial Corp.
	6.870% 01/15/29	175,699	179,222
Origen Manufactured Housing
	3.380% 08/15/17	296,749	294,441
Providian Gateway Master Trust
	3.350% 09/15/11(c)	250,000	249,041

	Total Asset-Backed Securities (cost of $2,073,491)		2,030,315
Convertible Bond – 0.3%
CONSUMER DISCRETIONARY – 0.3%
Media – 0.3%
Liberty Media Corp.
	0.750% 03/30/23	900,000	1,100,250
Media Total			1,100,250
CONSUMER DISCRETIONARY TOTAL			1,100,250

	Total Convertible Bond (cost of $986,296)		1,100,250

		Shares
Investment Companies – 0.1%
	iShares MSCI EAFE Index Fund	2,203	177,980
	iShares Russell 2000 Value Index Fund	480	39,533

	Total Investment Companies (cost of $217,145)		217,513
Securities Lending Collateral – 6.8%
	State Street Navigator Securities Lending Prime Portfolio (f)	23,196,984	23,196,984

	Total Securities Lending Collateral (cost of $23,196,984)		23,196,984

		Par ($)	Value ($)
Short-Term Obligations – 7.3%
REPURCHASE AGREEMENT – 7.2%
	Repurchase agreement with State Street Bank & Trust Co., dated 06/29/07, due 07/02/07 at 4.050%, collateralized by U.S. Treasury Obligations with various maturities to 08/15/28, market value of $25,219,619 (repurchase proceeds $24,705,335)	24,697,000	24,697,000
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 0.1%
United States Treasury Bill
	4.658% 09/20/07(f)	400,000	395,860
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		395,860

	Total Short-Term Obligations (cost of $25,092,860)		25,092,860

Total Investments – 109.0% (cost of $335,906,528)(g)(h)	373,053,843

Other Assets & Liabilities, Net – (9.0)%	(30,725,835)
Net Assets – 100.0%	342,328,008

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a) Non-income producing security.

(b)	All or a portion of this security was on loan at June 30, 2007. The total market value of securities on loan at June 30, 2007 is $22,369,874.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities, which are not illiquid, amounted to $4,508,221, which represents 1.3% of net assets.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2007.

(e)	Security purchased on a delayed delivery basis.

(f)	Investment made with cash collateral received from securities lending activity.

(g)	The rate shown represents the annualized yield at the date of purchase or the date of coupon reset.

(h)	Cost for federal income tax purposes is $335,982,892.

(i)	Unrealized appreciation and depreciation at June 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$41,361,779	$(4,290,828)	$37,070,951

For the nine months ended June 30, 2007, transactions in written options were as follows:

	Number of contracts	Premium received
Options outstanding at September 30, 2006	—	—
Options written	46	$5,546
Options terminated in closing purchase transactions	—	—
Options exercised	(26)	(3,302)
Options expired	(7)	(1,097)
Options outstanding at June 30, 2007	13	$1,147

At June 30, 2007, the Fund held the following written call options:

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
Myraid Genetics Inc.	40	700	July 07	$493	$105
Hologic, Inc.	60	600	July 07	654	210
Total written call options (proceeds $1,147)					$315

At June 30, 2007, the Fund had entered into the following foreign forward currency exchange contracts:

				Unrealized
Forward Currency		Aggregate	Settlement	Appreciation
Contracts to Buy	Value	Face Value	Date	(Depreciation)
AUD	$1,856,893	$1,860,922	09/20/07	$4,029
DKK	157,698	159,140	09/20/07	1,442
EUR	1,653,455	1,670,593	09/20/07	17,138
GBP	3,508,142	3,534,074	09/20/07	25,932
JPY	157,251	157,954	09/20/07	703
TWD	96,549	95,921	09/20/07	(628)
				$48,616

				Unrealized
Forward Currency		Aggregate	Settlement	Appreciation
Contracts to Sell	Value	Face Value	Date	(Depreciation)
CAD	$979,843	$986,564	09/20/07	$(6,721)
CHF	980,686	996,587	09/20/07	(15,901)
CZK	353,489	355,737	09/20/07	(2,248)

ILS	273,276	272,478	09/20/07	798
JPY	96,259	95,782	09/20/07	477
KRW	235,861	237,128	09/20/07	(1,267)
MXN	177,508	177,995	09/20/07	(487)
MYR	738,151	742,694	09/20/07	(4,543)
NOK	237,228	240,109	09/20/07	(2,881)
PHP	78,618	78,091	09/20/07	527
PLN	196,640	199,863	09/20/07	(3,223)
SEK	551,681	556,756	09/20/07	(5,075)
SGD	412,823	414,870	09/20/07	(2,047)
TWD	414,464	415,026	09/20/07	(562)
ZAR	156,871	159,196	09/20/07	(2,325)
				$(45,478)

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippine Peso
PIK	Payment in Kind
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To Be Announced
TWD	Taiwan Dollar
ZAR	South African Rand

INVESTMENT PORTFOLIO
June 30, 2007 (Unaudited)	Columbia Common Stock Fund

	Shares	Value ($)*
Common Stocks – 97.7%
CONSUMER DISCRETIONARY – 11.3%
Hotels, Restaurants & Leisure – 1.2%
Hilton Hotels Corp.	153,200	5,127,604
Hotels, Restaurants & Leisure Total		5,127,604
Media – 4.8%
Cinemark Holdings, Inc. (a)(b)	125,400	2,243,406
News Corp., Class A	205,700	4,362,897
Omnicom Group, Inc.	134,800	7,133,616
Time Warner, Inc.	360,500	7,584,920
Media Total		21,324,839
Multiline Retail – 1.7%
Target Corp.	116,600	7,415,760
Multiline Retail Total		7,415,760
Specialty Retail – 1.2%
Office Depot, Inc. (a)	36,200	1,096,860
Urban Outfitters, Inc. (a)	174,300	4,188,429
Specialty Retail Total		5,285,289
Textiles, Apparel & Luxury Goods – 2.4%
Coach, Inc. (a)	64,700	3,066,133
NIKE, Inc., Class B	125,200	7,297,908
Textiles, Apparel & Luxury Goods Total		10,364,041
CONSUMER DISCRETIONARY TOTAL		49,517,533
CONSUMER STAPLES – 7.7%
Beverages – 2.6%
Coca-Cola Co.	221,060	11,563,648
Beverages Total		11,563,648
Food & Staples Retailing – 1.2%
Wal-Mart Stores, Inc.	108,800	5,234,368
Food & Staples Retailing Total		5,234,368
Household Products – 1.3%
Colgate-Palmolive Co.	90,020	5,837,797
Household Products Total		5,837,797
Personal Products – 1.4%
Herbalife Ltd. (b)	150,600	5,971,290
Personal Products Total		5,971,290

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 1.2%
Altria Group, Inc.	77,200	5,414,808
Tobacco Total		5,414,808
CONSUMER STAPLES TOTAL		34,021,911
ENERGY – 10.5%
Energy Equipment & Services – 3.3%
Halliburton Co.	183,900	6,344,550
Transocean, Inc. (a)(b)	46,890	4,969,402
Weatherford International Ltd. (a)	61,900	3,419,356
Energy Equipment & Services Total		14,733,308
Oil, Gas & Consumable Fuels – 7.2%
Anadarko Petroleum Corp. (b)	114,200	5,937,258
Apache Corp.	85,900	7,008,581
ConocoPhillips	150,200	11,790,700
Devon Energy Corp.	87,910	6,882,474
Oil, Gas & Consumable Fuels Total		31,619,013
ENERGY TOTAL		46,352,321
FINANCIALS – 18.8%
Capital Markets – 1.3%
Charles Schwab Corp.	292,400	6,000,048
Capital Markets Total		6,000,048
Consumer Finance – 1.7%
American Express Co.	120,640	7,380,755
Consumer Finance Total		7,380,755
Diversified Financial Services – 7.2%
Citigroup, Inc.	329,189	16,884,104
JPMorgan Chase & Co.	302,272	14,645,078
Diversified Financial Services Total		31,529,182
Insurance – 6.1%
American International Group, Inc.	94,480	6,616,435
Berkshire Hathaway, Inc., Class B (a)	3,039	10,955,595
Principal Financial Group, Inc.	84,600	4,931,334
Unum Group	165,890	4,331,388
Insurance Total		26,834,752
Thrifts & Mortgage Finance – 2.5%
Fannie Mae	80,800	5,278,664

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – (continued)
Washington Mutual, Inc. (b)	130,400	5,560,256
Thrifts & Mortgage Finance Total		10,838,920
FINANCIALS TOTAL		82,583,657
HEALTH CARE – 15.5%
Biotechnology – 1.0%
Genentech, Inc. (a)	60,700	4,592,562
Biotechnology Total		4,592,562
Health Care Equipment & Supplies – 4.8%
Baxter International, Inc.	105,300	5,932,602
Hologic, Inc. (a)	55,100	3,047,581
Medtronic, Inc.	127,600	6,617,336
Zimmer Holdings, Inc. (a)	62,300	5,288,647
Health Care Equipment & Supplies Total		20,886,166
Health Care Providers & Services – 2.9%
McKesson Corp.	105,010	6,262,796
Patterson Companies, Inc. (a)	116,600	4,345,682
UnitedHealth Group, Inc.	43,200	2,209,248
Health Care Providers & Services Total		12,817,726
Life Sciences Tools & Services – 1.5%
Thermo Fisher Scientific, Inc. (a)	125,450	6,488,274
Life Sciences Tools & Services Total		6,488,274
Pharmaceuticals – 5.3%
Abbott Laboratories	196,587	10,527,234
Johnson & Johnson	85,990	5,298,704
Wyeth	131,400	7,534,476
Pharmaceuticals Total		23,360,414
HEALTH CARE TOTAL		68,145,142
INDUSTRIALS – 11.4%
Aerospace & Defense – 2.1%
Honeywell International, Inc.	161,850	9,108,918
Aerospace & Defense Total		9,108,918
Industrial Conglomerates – 6.3%
General Electric Co.	421,840	16,148,035
Tyco International Ltd.	338,100	11,424,399
Industrial Conglomerates Total		27,572,434
Machinery – 1.4%
Caterpillar, Inc.	81,400	6,373,620
Machinery Total		6,373,620

3

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 1.6%
Union Pacific Corp.	60,210	6,933,182
Road & Rail Total		6,933,182
INDUSTRIALS TOTAL		49,988,154
INFORMATION TECHNOLOGY – 21.1%
Communications Equipment – 5.5%
Alcatel-Lucent, ADR (b)	271,800	3,805,200
Cisco Systems, Inc. (a)	402,300	11,204,055
Nokia Oyj, ADR	258,700	7,272,057
QUALCOMM, Inc.	42,200	1,831,058
Communications Equipment Total		24,112,370
Computers & Peripherals – 1.7%
Hewlett-Packard Co.	171,100	7,634,482
Computers & Peripherals Total		7,634,482
Internet Software & Services – 6.4%
eBay, Inc. (a)	285,500	9,187,390
Google, Inc., Class A (a)	20,100	10,519,938
VeriSign, Inc. (a)	267,000	8,471,910
Internet Software & Services Total		28,179,238
Semiconductors & Semiconductor Equipment – 2.2%
Intersil Corp., Class A	100,900	3,174,314
Texas Instruments, Inc.	166,900	6,280,447
Semiconductors & Semiconductor Equipment Total		9,454,761
Software – 5.3%
Microsoft Corp.	546,020	16,091,210
Oracle Corp. (a)	362,940	7,153,547
Software Total		23,244,757
INFORMATION TECHNOLOGY TOTAL		92,625,608
TELECOMMUNICATION SERVICES – 1.4%
Diversified Telecommunication Services – 1.4%
Verizon Communications, Inc.	145,000	5,969,650
Diversified Telecommunication Services Total		5,969,650
TELECOMMUNICATION SERVICES TOTAL		5,969,650
Total Common Stocks (cost of $351,038,218)		429,203,976
Securities Lending Collateral – 4.1%
State Street Navigator Securities Lending Prime Portfolio (c)	18,009,744	18,009,744

4

	Shares	Value ($)
Total Securities Lending Collateral (cost of $18,009,744)		18,009,744

		Par ($)
Short-Term Obligation – 2.0%

	Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due on 07/02/07, at 4.160%, collateralized by a U.S. Treasury Obligation maturing 08/15/22, market value of $8,844,138 (repurchase proceeds $8,673,006)	8,670,000	8,670,000

	Total Short-Term Obligation (cost of $8,670,000)		8,670,000

	Total Investments – 103.8% (cost of $377,717,962)(d)(e)		455,883,720

	Other Assets & Liabilities, Net – (3.8)%		(16,722,572)

	Net Assets – 100.0%		439,161,148

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at June 30, 2007. The total market value of securities on loan at June 30, 2007 is $17,665,588.

(c)	Investment made with cash collateral received from securities lending activity.

(d)	Cost for federal income tax purposes is $377,717,962.

(e)	Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$80,686,280	$(2,520,522)	$78,165,758

Acronym	Name

ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO
June 30, 2007 (Unaudited)	Columbia Disciplined Value Fund

	Shares	Value ($)*
Common Stocks – 97.4%
CONSUMER DISCRETIONARY – 8.1%
Hotels, Restaurants & Leisure – 3.2%
McDonald’s Corp.	251,800	12,781,368
Wyndham Worldwide Corp. (a)	123,800	4,488,988
Hotels, Restaurants & Leisure Total		17,270,356
Household Durables – 1.2%
NVR, Inc. (a)(b)	10,000	6,797,500
Household Durables Total		6,797,500
Media – 3.0%
CBS Corp., Class B	158,100	5,267,892
Gannett Co., Inc.	85,700	4,709,215
Idearc, Inc.	171,800	6,069,694
Media Total		16,046,801
Multiline Retail – 0.2%
Macy’s, Inc.	33,400	1,328,652
Multiline Retail Total		1,328,652
Specialty Retail – 0.5%
AutoNation, Inc. (a)(b)	113,100	2,537,964
RadioShack Corp. (b)	800	26,512
Specialty Retail Total		2,564,476
CONSUMER DISCRETIONARY TOTAL		44,007,785
CONSUMER STAPLES – 7.4%
Beverages – 0.9%
Coca-Cola Co.	88,500	4,629,435
Beverages Total		4,629,435
Food & Staples Retailing – 1.1%
SUPERVALU, Inc.	123,000	5,697,360
Food & Staples Retailing Total		5,697,360
Food Products – 3.1%
Campbell Soup Co.	48,900	1,897,809
General Mills, Inc.	173,900	10,159,238
Sara Lee Corp.	284,900	4,957,260
Food Products Total		17,014,307
Household Products – 0.0%
Procter & Gamble Co.	3,100	189,689
Household Products Total		189,689
Personal Products – 0.2%
Alberto-Culver Co.	38,000	901,360
Personal Products Total		901,360

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 2.1%
Reynolds American, Inc. (b)	175,700	11,455,640
Tobacco Total		11,455,640
CONSUMER STAPLES TOTAL		39,887,791
ENERGY – 13.0%
Oil, Gas & Consumable Fuels – 13.0%
Chevron Corp.	149,200	12,568,608
Exxon Mobil Corp. (c)	450,500	37,787,940
Frontier Oil Corp.	126,400	5,532,528
Marathon Oil Corp.	238,200	14,282,472
Oil, Gas & Consumable Fuels Total		70,171,548
ENERGY TOTAL		70,171,548
FINANCIALS – 32.8%
Capital Markets – 10.7%
Bear Stearns Companies, Inc.	43,700	6,118,000
Goldman Sachs Group, Inc.	69,400	15,042,450
Lehman Brothers Holdings, Inc.	74,700	5,566,644
Merrill Lynch & Co., Inc.	183,700	15,353,646
Morgan Stanley	186,500	15,643,620
Capital Markets Total		57,724,360
Commercial Banks – 3.4%
BB&T Corp.	12,700	516,636
U.S. Bancorp	38,600	1,271,870
Wells Fargo & Co.	478,400	16,825,328
Commercial Banks Total		18,613,834
Diversified Financial Services – 6.9%
Citigroup, Inc.	455,200	23,347,208
JPMorgan Chase & Co.	295,500	14,316,975
Diversified Financial Services Total		37,664,183
Insurance – 10.2%
Allstate Corp.	205,000	12,609,550
American International Group, Inc.	68,400	4,790,052
Assurant, Inc.	79,200	4,666,464
Genworth Financial, Inc., Class A	75,700	2,604,080
Loews Corp. (b)	65,600	3,344,288
MetLife, Inc.	195,200	12,586,496
Principal Financial Group, Inc.	51,300	2,990,277
Prudential Financial, Inc.	14,400	1,400,112
SAFECO Corp.	160,300	9,980,278
Transatlantic Holdings, Inc. (b)	4,500	320,085

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Wesco Financial Corp. (b)	200	77,000
Insurance Total		55,368,682
Thrifts & Mortgage Finance – 1.6%
Freddie Mac	16,600	1,007,620
PMI Group, Inc.	168,400	7,522,428
Thrifts & Mortgage Finance Total		8,530,048
FINANCIALS TOTAL		177,901,107
HEALTH CARE – 6.8%
Health Care Providers & Services – 2.8%
Aetna, Inc.	54,600	2,697,240
AmerisourceBergen Corp.	246,100	12,174,567
WellPoint, Inc. (a)	5,400	431,082
Health Care Providers & Services Total		15,302,889
Pharmaceuticals – 4.0%
Johnson & Johnson	93,100	5,736,822
King Pharmaceuticals, Inc. (a)(b)	15,500	317,130
Pfizer, Inc.	601,000	15,367,570
Pharmaceuticals Total		21,421,522
HEALTH CARE TOTAL		36,724,411
INDUSTRIALS – 9.9%
Aerospace & Defense – 3.5%
General Dynamics Corp.	9,500	743,090
Northrop Grumman Corp.	72,100	5,614,427
Raytheon Co.	230,800	12,437,812
Aerospace & Defense Total		18,795,329
Commercial Services & Supplies – 1.0%
R.R. Donnelley & Sons Co.	120,800	5,256,008
Commercial Services & Supplies Total		5,256,008
Construction & Engineering – 0.9%
KBR, Inc. (a)	190,000	4,983,700
Construction & Engineering Total		4,983,700
Industrial Conglomerates – 3.8%
3M Co.	96,100	8,340,519
General Electric Co.	317,000	12,134,760
Industrial Conglomerates Total		20,475,279

3

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 0.7%
Avis Budget Group, Inc. (a)	146,700	4,170,681
Road & Rail Total		4,170,681
INDUSTRIALS TOTAL		53,680,997
INFORMATION TECHNOLOGY – 3.6%
Computers & Peripherals – 2.1%
Lexmark International, Inc., Class A (a)(b)	231,313	11,406,044
Computers & Peripherals Total		11,406,044
Electronic Equipment & Instruments – 0.5%
Arrow Electronics, Inc. (a)	67,000	2,574,810
Electronic Equipment & Instruments Total		2,574,810
IT Services – 0.3%
Electronic Data Systems Corp.	55,900	1,550,107
IT Services Total		1,550,107
Software – 0.7%
Compuware Corp. (a)	340,700	4,040,702
Software Total		4,040,702
INFORMATION TECHNOLOGY TOTAL		19,571,663
MATERIALS – 4.0%
Chemicals – 2.1%
Lyondell Chemical Co.	265,400	9,851,648
Valspar Corp.	45,200	1,284,132
Chemicals Total		11,135,780
Metals & Mining – 1.4%
Nucor Corp.	127,200	7,460,280
Metals & Mining Total		7,460,280
Paper & Forest Products – 0.5%
International Paper Co.	74,600	2,913,130
Paper & Forest Products Total		2,913,130
MATERIALS TOTAL		21,509,190
TELECOMMUNICATION SERVICES – 6.1%
Diversified Telecommunication Services – 2.8%
AT&T, Inc.	355,600	14,757,400
Verizon Communications, Inc.	17,200	708,124
Diversified Telecommunication Services Total		15,465,524
Wireless Telecommunication Services – 3.3%
Sprint Nextel Corp.	735,900	15,240,489
Telephone & Data Systems, Inc.	22,200	1,389,054

4

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
US Cellular Corp. (a)	12,800	1,159,680
Wireless Telecommunication Services Total		17,789,223
TELECOMMUNICATION SERVICES TOTAL		33,254,747
UTILITIES – 5.7%
Electric Utilities – 2.6%
Edison International	8,700	488,244
FirstEnergy Corp.	208,100	13,470,313
Electric Utilities Total		13,958,557
Independent Power Producers & Energy Traders – 2.9%
Constellation Energy Group, Inc.	45,400	3,957,518
Mirant Corp. (a)	279,100	11,903,615
Independent Power Producers & Energy Traders Total		15,861,133
Multi-Utilities – 0.2%
NSTAR (b)	38,000	1,233,100
Multi-Utilities Total		1,233,100
UTILITIES TOTAL		31,052,790

Total Common Stocks (cost of $438,359,013)		527,762,029
Securities Lending Collateral – 4.7%
State Street Navigator Securities Lending Prime Portfolio (d)	25,622,052	25,622,052
Total Securities Lending Collateral (cost of $25,622,052)		25,622,052

	Par ($)
Short-Term Obligation – 2.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due on 07/02/07, at 4.160%, collateralized by a U.S. Treasury Obligation maturing 05/15/21, market value of $13,576,981 (repurchase proceeds $13,313,614	13,309,000	13,309,000

Total Short-Term Obligation (cost of $13,309,000)		13,309,000

5

Total Investments – 104.6% (cost of $477,290,065)(e)(f)	566,693,081

Other Assets & Liabilities, Net – (4.6)%	(25,108,574)

Net Assets – 100.0%	541,584,507

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at June 30, 2007. The total market value of securities on loan at June 30, 2007 is $24,925,107

(c)	A portion of this security with a market value of $2,117,970 is pledged as collateral for open futures contracts.

(d)	Investment made with cash collateral received from securities lending activity.

(e)	Cost for federal income tax purposes is $477,290,065.

(f)	Unrealized appreciation and depreciation at June 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$93,561,399	$(4,158,383)	$89,403,016

At June 30, 2007, the Fund held the following open long futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
S&P 500 Index	37	$14,017,450	$14,246,003	Sept-2007	$(228,553)

6

INVESTMENT PORTFOLIO
June 30, 2007 (Unaudited)	Columbia Dividend Income Fund

	Shares	Value ($)*
Common Stocks – 92.3%
CONSUMER DISCRETIONARY – 7.3%
Hotels, Restaurants & Leisure – 1.9%
McDonald’s Corp.	430,000	21,826,800
Hotels, Restaurants & Leisure Total		21,826,800
Media – 2.8%
CBS Corp., Class B	332,000	11,062,240
McGraw-Hill Companies, Inc.	130,000	8,850,400
Meredith Corp.	180,000	11,088,000
Media Total		31,000,640
Multiline Retail – 1.0%
Macy’s, Inc.	280,000	11,138,400
Multiline Retail Total		11,138,400
Specialty Retail – 1.6%
Home Depot, Inc.	170,000	6,689,500
Sherwin-Williams Co.	162,000	10,768,140
Specialty Retail Total		17,457,640
CONSUMER DISCRETIONARY TOTAL		81,423,480
CONSUMER STAPLES – 13.0%
Beverages – 4.4%
Anheuser-Busch Companies, Inc.	320,000	16,691,200
Coca-Cola Co.	140,000	7,323,400
Diageo PLC, ADR	235,000	19,577,850
PepsiCo, Inc.	80,000	5,188,000
Beverages Total		48,780,450
Food & Staples Retailing – 1.0%
Wal-Mart Stores, Inc.	222,000	10,680,420
Food & Staples Retailing Total		10,680,420
Food Products – 2.3%
ConAgra Foods, Inc.	252,000	6,768,720
General Mills, Inc.	126,000	7,360,920
H.J. Heinz Co.	126,000	5,981,220
Nestle SA, ADR, Registered Shares	60,000	5,739,000
Food Products Total		25,849,860
Household Products – 2.7%
Kimberly-Clark Corp.	125,000	8,361,250
Procter & Gamble Co.	356,000	21,783,640
Household Products Total		30,144,890
Personal Products – 0.5%
Avon Products, Inc.	160,000	5,880,000
Personal Products Total		5,880,000

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 2.1%
Altria Group, Inc.	260,000	18,236,400
Reynolds American, Inc. (a)	75,000	4,890,000
Tobacco Total		23,126,400
CONSUMER STAPLES TOTAL		144,462,020
ENERGY – 8.3%
Oil, Gas & Consumable Fuels – 8.3%
BP PLC, ADR	150,000	10,821,000
Chevron Corp.	250,000	21,060,000
Exxon Mobil Corp.	540,000	45,295,200
Occidental Petroleum Corp.	92,000	5,324,960
Royal Dutch Shell PLC, ADR	120,000	9,744,000
Oil, Gas & Consumable Fuels Total		92,245,160
ENERGY TOTAL		92,245,160
FINANCIALS – 21.2%
Capital Markets – 2.5%
Bank of New York Co., Inc.	202,000	8,370,880
Federated Investors, Inc., Class B	280,000	10,732,400
Morgan Stanley	102,000	8,555,760
Capital Markets Total		27,659,040
Commercial Banks – 3.9%
National City Corp. (a)	182,000	6,064,240
PNC Financial Services Group, Inc.	76,000	5,440,080
U.S. Bancorp	364,000	11,993,800
Wachovia Corp.	206,000	10,557,500
Wells Fargo & Co.	268,000	9,425,560
Commercial Banks Total		43,481,180
Diversified Financial Services – 3.2%
Citigroup, Inc.	440,000	22,567,600
JPMorgan Chase & Co.	278,000	13,469,100
Diversified Financial Services Total		36,036,700
Insurance – 10.1%
Arthur J. Gallagher & Co. (a)	286,000	7,973,680
Chubb Corp.	112,000	6,063,680
Hartford Financial Services Group, Inc.	174,000	17,140,740
Lincoln National Corp.	302,000	21,426,900
MBIA, Inc. (a)	74,800	4,654,056
Principal Financial Group, Inc.	168,000	9,792,720
Travelers Companies, Inc.	160,000	8,560,000
Unum Group	602,000	15,718,220

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Willis Group Holdings Ltd. (a)	220,000	9,693,200
XL Capital Ltd., Class A	124,361	10,482,389
Insurance Total		111,505,585
Real Estate Investment Trusts (REITs) – 0.3%
Kimco Realty Corp.	75,000	2,855,250
Real Estate Investment Trusts (REITs) Total		2,855,250
Thrifts & Mortgage Finance – 1.2%
Freddie Mac	220,000	13,354,000
Thrifts & Mortgage Finance Total		13,354,000
FINANCIALS TOTAL		234,891,755
HEALTH CARE – 9.5%
Pharmaceuticals – 9.5%
Abbott Laboratories	281,000	15,047,550
Bristol-Myers Squibb Co.	94,000	2,966,640
GlaxoSmithKline PLC, ADR (a)	200,000	10,474,000
Johnson & Johnson	270,000	16,637,400
Merck & Co., Inc.	300,000	14,940,000
Novartis AG, ADR	225,000	12,615,750
Pfizer, Inc.	1,280,000	32,729,600
Pharmaceuticals Total		105,410,940
HEALTH CARE TOTAL		105,410,940
INDUSTRIALS – 8.0%
Aerospace & Defense – 2.6%
Boeing Co.	106,000	10,192,960
Raytheon Co.	95,000	5,119,550
United Technologies Corp.	182,000	12,909,260
Aerospace & Defense Total		28,221,770
Commercial Services & Supplies – 0.9%
Waste Management, Inc.	265,000	10,348,250
Commercial Services & Supplies Total		10,348,250
Industrial Conglomerates – 3.5%
General Electric Co.	1,020,000	39,045,600
Industrial Conglomerates Total		39,045,600

3

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – 1.0%
Deere & Co.	90,000	10,866,600
Machinery Total		10,866,600
INDUSTRIALS TOTAL		88,482,220
INFORMATION TECHNOLOGY – 6.9%
Communications Equipment – 0.8%
Nokia Oyj, ADR	340,000	9,557,400
Communications Equipment Total		9,557,400
Computers & Peripherals – 3.2%
Diebold, Inc. (a)	55,000	2,871,000
Hewlett-Packard Co.	326,000	14,546,120
International Business Machines Corp.	169,000	17,787,250
Computers & Peripherals Total		35,204,370
IT Services – 0.8%
Automatic Data Processing, Inc.	185,000	8,966,950
IT Services Total		8,966,950
Semiconductors & Semiconductor Equipment – 2.1%
Intel Corp.	492,000	11,689,920
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,010,000	11,241,302
Semiconductors & Semiconductor Equipment Total		22,931,222
INFORMATION TECHNOLOGY TOTAL		76,659,942
MATERIALS – 2.4%
Chemicals – 2.1%
Dow Chemical Co. (a)	180,000	7,959,600
E.I. Du Pont de Nemours & Co. (a)	222,000	11,286,480
Lyondell Chemical Co.	110,000	4,083,200
Chemicals Total		23,329,280
Construction Materials – 0.3%
Eagle Materials, Inc. (a)	56,000	2,746,800
Construction Materials Total		2,746,800
MATERIALS TOTAL		26,076,080
TELECOMMUNICATION SERVICES – 9.2%
Diversified Telecommunication Services – 8.2%
AT&T, Inc.	1,320,000	54,780,000
Verizon Communications, Inc.	782,000	32,194,940
Windstream Corp. (a)	280,000	4,132,800
Diversified Telecommunication Services Total		91,107,740

4

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – 1.0%
Sprint Nextel Corp.	500,000	10,355,000
Wireless Telecommunication Services Total		10,355,000
TELECOMMUNICATION SERVICES TOTAL		101,462,740
UTILITIES – 6.5%
Electric Utilities – 3.7%
American Electric Power Co., Inc.	100,000	4,504,000
Edison International (a)	60,000	3,367,200
Entergy Corp.	46,000	4,938,100
Exelon Corp.	80,000	5,808,000
FirstEnergy Corp.	75,000	4,854,750
FPL Group, Inc.	80,000	4,539,200
PPL Corp.	170,000	7,954,300
Southern Co.	140,000	4,800,600
Electric Utilities Total		40,766,150
Multi-Utilities – 2.8%
Dominion Resources, Inc.	80,000	6,904,800
KeySpan Corp.	320,000	13,433,600
PG&E Corp.	120,000	5,436,000
Public Service Enterprise Group, Inc.	60,000	5,266,800
Multi-Utilities Total		31,041,200
UTILITIES TOTAL		71,807,350

Total Common Stocks (cost of $810,153,502)		1,022,921,687
Convertible Preferred Stocks – 3.1%
BASIC MATERIALS – 0.6%
Chemicals – 0.6%
Huntsman Corp., 5.000% (a)	125,000	6,125,000
Chemicals Total		6,125,000
BASIC MATERIALS TOTAL		6,125,000
FINANCIALS – 2.0%
Capital Markets – 0.4%
Merrill Lynch & Co., Inc., 6.750% (a)	80,000	4,168,080
Capital Markets Total		4,168,080
Insurance – 1.6%
Metlife, Inc., 6.375%	522,000	16,899,750

5

	Shares	Value ($)
Convertible Preferred Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Platinum Underwriters Holdings Ltd., 6.000% (a)	50,000	1,631,250
Insurance Total		18,531,000
FINANCIALS TOTAL		22,699,080
MATERIALS – 0.5%
Metals & Mining – 0.5%
Freeport-McMoRan Copper & Gold, Inc., 5.500%	3,100	5,652,075
Metals & Mining Total		5,652,075
MATERIALS TOTAL		5,652,075

Total Convertible Preferred Stocks (cost of $28,533,082)		34,476,155
Securities Lending Collateral – 6.8%
State Street Navigator Securities Lending Prime Portfolio (b)	75,837,139	75,837,139

Total Securities Lending Collateral (cost of $75,837,139)		75,837,139

	Par ($)
Short-Term Obligation – 4.6%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due on 07/02/07, at 4.160%, collateralized by a U.S. Treasury Obligation maturing 07/15/15, market value $51,802,900 (repurchase proceeds $50,804,606)	50,787,000	50,787,000

Total Short-Term Obligation (cost of $50,787,000)		50,787,000

6

Total Investments – 106.8% (cost of $965,310,723)(c)(d)	1,184,021,981
Other Assets & Liabilities, Net – (6.8)%	(75,765,020)
Net Assets – 100.0%	1,108,256,961

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	All or a portion of this security was on loan at June 30, 2007. The total market value of securities on loan at June 30, 2007 is $73,769,240.

(b)	Investment made with cash collateral received from securities lending activity.

(c)	Cost for federal income tax purposes is $965,310,723.

(d)	Unrealized appreciation and depreciation at June 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$226,322,840	$(7,611,582)	$218,711,258

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO
June 30, 2007 (Unaudited)	Columbia Large Cap Growth Fund

	Shares	Value ($)*
Common Stocks – 98.5%
CONSUMER DISCRETIONARY – 12.9%
Auto Components – 0.8%
Goodyear Tire & Rubber Co. (a)(b)	418,700	14,554,012
Auto Components Total		14,554,012
Hotels, Restaurants & Leisure – 1.4%
Las Vegas Sands Corp. (a)(b)	117,930	9,008,672
Starwood Hotels & Resorts Worldwide, Inc. (a)	243,627	16,340,063
Hotels, Restaurants & Leisure Total		25,348,735
Household Durables – 0.6%
Sony Corp., ADR	209,700	10,772,289
Household Durables Total		10,772,289
Internet & Catalog Retail – 0.8%
Amazon.com, Inc. (a)	209,600	14,338,736
Internet & Catalog Retail Total		14,338,736
Media – 3.0%
Lamar Advertising Co., Class A (b)	183,171	11,495,812
News Corp., Class A	394,010	8,356,952
Time Warner, Inc.	985,300	20,730,712
Viacom, Inc., Class B (a)	377,465	15,713,868
Media Total		56,297,344
Multiline Retail – 3.1%
Nordstrom, Inc.	481,400	24,609,168
Target Corp.	526,266	33,470,518
Multiline Retail Total		58,079,686
Specialty Retail – 2.7%
GameStop Corp., Class A (a)	505,308	19,757,543
Lowe’s Companies, Inc.	574,300	17,625,267
Urban Outfitters, Inc. (a)(b)	497,900	11,964,537
Specialty Retail Total		49,347,347
Textiles, Apparel & Luxury Goods – 0.5%
Polo Ralph Lauren Corp.	102,400	10,046,464
Textiles, Apparel & Luxury Goods Total		10,046,464
CONSUMER DISCRETIONARY TOTAL		238,784,613
CONSUMER STAPLES – 11.1%
Beverages – 3.1%
Coca-Cola Co.	269,200	14,081,852
Fomento Economico Mexicano SAB de CV, ADR	286,100	11,249,452
PepsiCo, Inc.	488,000	31,646,800
Beverages Total		56,978,104

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food & Staples Retailing – 4.0%
CVS Caremark Corp.	711,600	25,937,820
Kroger Co.	562,900	15,834,377
Wal-Mart Stores, Inc.	649,900	31,266,689
Food & Staples Retailing Total		73,038,886
Household Products – 1.5%
Clorox Co.	134,800	8,371,080
Colgate-Palmolive Co.	304,200	19,727,370
Household Products Total		28,098,450
Personal Products – 1.4%
Avon Products, Inc.	704,700	25,897,725
Personal Products Total		25,897,725
Tobacco – 1.1%
Altria Group, Inc.	301,199	21,126,098
Tobacco Total		21,126,098
CONSUMER STAPLES TOTAL		205,139,263
ENERGY – 6.9%
Energy Equipment & Services – 2.8%
GlobalSantaFe Corp.	187,600	13,554,100
Halliburton Co.	418,400	14,434,800
Transocean, Inc. (a)	234,900	24,894,702
Energy Equipment & Services Total		52,883,602
Oil, Gas & Consumable Fuels – 4.1%
Devon Energy Corp.	174,875	13,690,964
Hess Corp.	399,400	23,548,624
Southwestern Energy Co. (a)	265,800	11,828,100
Valero Energy Corp.	122,300	9,033,078
XTO Energy, Inc.	286,838	17,238,964
Oil, Gas & Consumable Fuels Total		75,339,730
ENERGY TOTAL		128,223,332
FINANCIALS – 7.8%
Capital Markets – 2.5%
Goldman Sachs Group, Inc.	87,767	19,023,497
State Street Corp.	407,800	27,893,520
Capital Markets Total		46,917,017
Commercial Banks – 0.9%
Wachovia Corp.	314,600	16,123,250
Commercial Banks Total		16,123,250

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Consumer Finance – 1.2%
American Express Co.	369,600	22,612,128
Consumer Finance Total		22,612,128
Diversified Financial Services – 0.7%
Chicago Mercantile Exchange Holdings, Inc., Class A	24,700	13,198,692
Diversified Financial Services Total		13,198,692
Insurance – 2.5%
ACE Ltd.	221,400	13,841,928
Ambac Financial Group, Inc.	160,241	13,971,413
American International Group, Inc.	259,500	18,172,785
Insurance Total		45,986,126
FINANCIALS TOTAL		144,837,213
HEALTH CARE – 16.3%
Biotechnology – 2.8%
BioMarin Pharmaceuticals, Inc. (a)(b)	524,100	9,402,354
Celgene Corp. (a)(b)	296,600	17,004,078
Genentech, Inc. (a)	150,000	11,349,000
Gilead Sciences, Inc. (a)	334,600	12,972,442
Biotechnology Total		50,727,874
Health Care Equipment & Supplies – 3.4%
C.R. Bard, Inc.	167,700	13,857,051
Cytyc Corp. (a)	428,100	18,455,391
Medtronic, Inc.	342,600	17,767,236
Zimmer Holdings, Inc. (a)	151,800	12,886,302
Health Care Equipment & Supplies Total		62,965,980
Health Care Providers & Services – 3.6%
Express Scripts, Inc. (a)	499,000	24,954,990
McKesson Corp.	267,700	15,965,628
UnitedHealth Group, Inc.	514,100	26,291,074
Health Care Providers & Services Total		67,211,692
Life Sciences Tools & Services – 1.4%
Thermo Fisher Scientific, Inc. (a)	485,378	25,103,750
Life Sciences Tools & Services Total		25,103,750
Pharmaceuticals – 5.1%
Abbott Laboratories	400,900	21,468,195
Johnson & Johnson	264,853	16,320,242
Merck & Co., Inc.	626,500	31,199,700

3

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Schering-Plough Corp.	837,300	25,487,412
Pharmaceuticals Total		94,475,549
HEALTH CARE TOTAL		300,484,845
INDUSTRIALS – 11.7%
Aerospace & Defense – 3.8%
Boeing Co.	189,311	18,204,146
Goodrich Corp.	236,000	14,056,160
Honeywell International, Inc.	220,400	12,404,112
United Technologies Corp.	366,600	26,002,938
Aerospace & Defense Total		70,667,356
Commercial Services & Supplies – 1.9%
Equifax, Inc. (b)	351,900	15,631,398
Waste Management, Inc.	468,760	18,305,078
Commercial Services & Supplies Total		33,936,476
Industrial Conglomerates – 2.5%
3M Co.	316,500	27,469,035
General Electric Co.	471,597	18,052,733
Industrial Conglomerates Total		45,521,768
Machinery – 2.8%
Caterpillar, Inc.	296,000	23,176,800
Eaton Corp.	212,700	19,781,100
Parker Hannifin Corp.	91,600	8,968,556
Machinery Total		51,926,456
Trading Companies & Distributors – 0.7%
W.W. Grainger, Inc.	145,200	13,510,860
Trading Companies & Distributors Total		13,510,860
INDUSTRIALS TOTAL		215,562,916
INFORMATION TECHNOLOGY – 26.3%
Communications Equipment – 6.4%
Cisco Systems, Inc. (a)	1,929,423	53,734,430
CommScope, Inc. (a)(b)	243,539	14,210,501
Corning, Inc. (a)	857,200	21,901,460
QUALCOMM, Inc.	476,600	20,679,674
Riverbed Technology, Inc. (a)	185,900	8,146,138
Communications Equipment Total		118,672,203
Computers & Peripherals – 4.9%
Apple, Inc. (a)	97,417	11,888,771
Dell, Inc. (a)	563,300	16,082,215
EMC Corp. (a)	665,600	12,047,360

4

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – (continued)
Hewlett-Packard Co.	483,849	21,589,342
International Business Machines Corp. (b)	214,700	22,597,175
Network Appliance, Inc. (a)	237,600	6,937,920
Computers & Peripherals Total		91,142,783
Electronic Equipment & Instruments – 0.8%
Agilent Technologies, Inc. (a)	392,000	15,068,480
Electronic Equipment & Instruments Total		15,068,480
Internet Software & Services – 4.3%
eBay, Inc. (a)	660,712	21,261,712
Google, Inc., Class A (a)	110,866	58,025,047
Internet Software & Services Total		79,286,759
IT Services – 0.5%
Fiserv, Inc. (a)	168,100	9,548,080
IT Services Total		9,548,080
Semiconductors & Semiconductor Equipment – 4.8%
Intel Corp.	1,317,644	31,307,222
Intersil Corp., Class A	461,000	14,503,060
MEMC Electronic Materials, Inc. (a)	303,400	18,543,808
Tessera Technologies, Inc. (a)	215,500	8,738,525
Texas Instruments, Inc.	383,400	14,427,342
Semiconductors & Semiconductor Equipment Total		87,519,957
Software – 4.6%
Adobe Systems, Inc. (a)	356,458	14,311,789
Microsoft Corp.	1,745,198	51,430,985
Oracle Corp. (a)	964,436	19,009,033
Software Total		84,751,807
INFORMATION TECHNOLOGY TOTAL		485,990,069
MATERIALS – 2.5%
Chemicals – 1.8%
E.I. Du Pont de Nemours & Co.	401,100	20,391,924
Monsanto Co.	199,547	13,477,404
Chemicals Total		33,869,328

5

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – 0.7%
Freeport-McMoRan Copper & Gold, Inc.	151,000	12,505,820
Metals & Mining Total		12,505,820
MATERIALS TOTAL		46,375,148
TELECOMMUNICATION SERVICES – 3.0%
Diversified Telecommunication Services – 0.5%
Time Warner Telecom, Inc., Class A (a)	429,101	8,624,930
Diversified Telecommunication Services Total		8,624,930
Wireless Telecommunication Services – 2.5%
American Tower Corp., Class A (a)(b)	486,656	20,439,552
MetroPCS Communications, Inc. (a)	226,758	7,492,084
NII Holdings, Inc. (a)(b)	229,400	18,521,756
Wireless Telecommunication Services Total		46,453,392
TELECOMMUNICATION SERVICES TOTAL		55,078,322

Total Common Stocks (cost of $1,578,092,677)		1,820,475,721
Securities Lending Collateral – 3.6%
State Street Navigator Securities Lending Prime Portfolio (c)	66,342,528	66,342,528
Total Securities Lending Collateral (cost of $66,342,528)		66,342,528

	Par ($)
Short-Term Obligation – 1.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due on 07/02/07, at 4.160%, collateralized by a U.S. Treasury Obligation maturing 08/15/21, market value $36,480,938 (repurchase proceeds $35,776,398)	35,764,000	35,764,000

Total Short-Term Obligation (cost of $35,764,000)		35,764,000

6

Total Investments – 104.0% (cost of $1,680,199,205)(d)(e)	1,922,582,249

Other Assets & Liabilities, Net – (4.0)%	(73,580,761)

Net Assets – 100.0%	1,849,001,488

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at June 30, 2007. The total market value of securities on loan at June 30, 2007 is $64,974,212.

(c)	Investment made with cash collateral received from securities lending activity.

(d)	Cost for federal income tax purposes is $1,680,199,205.

(e)	Unrealized appreciation and depreciation at June 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$260,167,541	$(17,784,497)	$242,383,044

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO
June 30, 2007 (Unaudited)	Columbia Liberty Fund

	Shares	Value ($)*
Common Stocks – 62.4%
CONSUMER DISCRETIONARY – 7.1%
Auto Components – 0.2%
Goodyear Tire & Rubber Co. (a)(b)	35,900	1,247,884
Auto Components Total		1,247,884
Automobiles – 0.3%
Toyota Motor Corp.	31,500	1,986,192
Automobiles Total		1,986,192
Hotels, Restaurants & Leisure – 0.9%
China Travel International	1,868,000	983,054
Las Vegas Sands Corp. (a)(b)	10,092	770,928
McDonald’s Corp.	22,906	1,162,708
Starwood Hotels & Resorts Worldwide, Inc. (a)	24,000	1,609,680
Yoshinoya D&C Co., Ltd.	590	1,100,359
Hotels, Restaurants & Leisure Total		5,626,729
Household Durables – 1.3%
Koninklijke Philips Electronics NV	22,631	959,395
Lennar Corp., Class A	18,400	672,704
Makita Corp.	45,200	2,021,495
Newell Rubbermaid, Inc.	50,700	1,492,101
Sony Corp., ADR	46,900	2,409,253
Household Durables Total		7,554,948
Internet & Catalog Retail – 0.2%
Amazon.com, Inc. (a)(b)	18,000	1,231,380
Internet & Catalog Retail Total		1,231,380
Media – 1.2%
Lamar Advertising Co., Class A (b)	15,900	997,884
News Corp., Class A	33,700	714,777
Reed Elsevier PLC	132,900	1,716,387
Time Warner, Inc.	110,100	2,316,504
Viacom, Inc., Class B (a)	32,400	1,348,812
Media Total		7,094,364
Multiline Retail – 1.1%
J.C. Penney Co., Inc.	24,400	1,766,072
Nordstrom, Inc.	41,300	2,111,256
Target Corp.	45,100	2,868,360
Multiline Retail Total		6,745,688
Specialty Retail – 1.4%
Esprit Holdings Ltd.	101,800	1,296,006
GameStop Corp., Class A (a)(b)	43,300	1,693,030

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
Home Depot, Inc.	28,400	1,117,540
Lowe’s Companies, Inc.	49,200	1,509,948
Urban Outfitters, Inc. (a)	42,500	1,021,275
Yamada Denki Co., Ltd.	14,120	1,472,287
Specialty Retail Total		8,110,086
Textiles, Apparel & Luxury Goods – 0.5%
Adidas AG	17,300	1,093,422
Luxottica Group SpA	21,000	815,733
Polo Ralph Lauren Corp.	8,800	863,368
Textiles, Apparel & Luxury Goods Total		2,772,523
CONSUMER DISCRETIONARY TOTAL		42,369,794
CONSUMER STAPLES – 6.3%
Beverages – 1.4%
C&C Group PLC	59,000	792,212
Coca-Cola Co.	23,100	1,208,361
Diageo PLC, ADR	17,826	1,485,084
Fomento Economico Mexicano SAB de CV, ADR	24,600	967,272
PepsiCo, Inc.	41,800	2,710,730
Pernod-Ricard SA	6,500	1,438,045
Beverages Total		8,601,704
Food & Staples Retailing – 1.5%
CVS/Caremark Corp.	60,900	2,219,805
Kroger Co.	48,300	1,358,679
Olam International Ltd.	285,113	573,963
Sysco Corp.	35,900	1,184,341
Wal-Mart Stores, Inc.	70,900	3,410,999
Food & Staples Retailing Total		8,747,787
Food Products – 0.6%
ConAgra Foods, Inc.	76,400	2,052,104
Danisco A/S	9,924	740,791
Tyson Foods, Inc., Class A	35,000	806,400
Food Products Total		3,599,295
Household Products – 0.5%
Clorox Co.	11,600	720,360

2

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – (continued)
Colgate-Palmolive Co.	37,200	2,412,420
Household Products Total		3,132,780
Personal Products – 0.6%
Avon Products, Inc.	89,400	3,285,450
Personal Products Total		3,285,450
Tobacco – 1.7%
Altria Group, Inc.	70,354	4,934,630
Japan Tobacco, Inc.	455	2,243,836
Loews Corp. - Carolina Group	37,300	2,882,171
Tobacco Total		10,060,637
CONSUMER STAPLES TOTAL		37,427,653
ENERGY – 5.8%
Energy Equipment & Services – 1.4%
ENSCO International, Inc.	7,900	481,979
GlobalSantaFe Corp.	16,100	1,163,225
Halliburton Co.	81,234	2,802,573
National-Oilwell Varco, Inc. (a)	5,800	604,592
Transocean, Inc. (a)	20,100	2,130,198
Weatherford International Ltd. (a)	17,200	950,128
Energy Equipment & Services Total		8,132,695
Oil, Gas & Consumable Fuels – 4.4%
ConocoPhillips	29,127	2,286,470
Devon Energy Corp.	15,000	1,174,350
Exxon Mobil Corp.	87,802	7,364,832
Hess Corp.	60,000	3,537,600
Newfield Exploration Co. (a)	17,800	810,790
Occidental Petroleum Corp.	57,200	3,310,736
Southwestern Energy Co. (a)(b)	22,900	1,019,050
Statoil ASA	61,028	1,888,814
Total SA	20,759	1,685,143
Valero Energy Corp.	20,700	1,528,902
XTO Energy, Inc.	24,740	1,486,874
Oil, Gas & Consumable Fuels Total		26,093,561
ENERGY TOTAL		34,226,256
FINANCIALS – 12.8%
Capital Markets – 2.0%
Goldman Sachs Group, Inc.	7,600	1,647,300
Mediobanca SpA	36,300	823,999
Merrill Lynch & Co., Inc.	16,922	1,414,341
Morgan Stanley	25,800	2,164,104

3

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
State Street Corp.	69,200	4,733,280
UBS AG, Registered Shares	14,400	860,818
Capital Markets Total		11,643,842
Commercial Banks – 4.1%
Barclays PLC, ADR	23,900	1,333,381
Deutsche Postbank AG	11,200	985,083
Korea Exchange Bank	62,800	931,063
Marshall & Ilsley Corp.	31,481	1,499,440
Mitsubishi UFJ Financial Group, Inc.	212	2,336,417
National Bank of Greece SA	29,898	1,712,766
PNC Financial Services Group, Inc.	24,729	1,770,102
Raiffeisen International Bank Holding AG	7,900	1,250,874
SunTrust Banks, Inc.	6,800	583,032
Swedbank AB, Class A	37,850	1,368,854
U.S. Bancorp	90,013	2,965,928
UniCredito Italiano SpA	102,807	915,864
Wachovia Corp.	62,869	3,222,036
Wells Fargo & Co.	90,696	3,189,778
Commercial Banks Total		24,064,618
Consumer Finance – 0.3%
American Express Co.	31,300	1,914,934
Consumer Finance Total		1,914,934
Diversified Financial Services – 2.1%
Chicago Mercantile Exchange Holdings, Inc., Class A	2,100	1,122,156
CIT Group, Inc.	27,800	1,524,274
Citigroup, Inc.	103,939	5,331,031
JPMorgan Chase & Co.	99,128	4,802,752
Diversified Financial Services Total		12,780,213
Insurance – 3.2%
ACE Ltd.	70,600	4,413,912
Ambac Financial Group, Inc.	44,497	3,879,693
American International Group, Inc.	37,077	2,596,502
AXA SA	16,700	716,609
Genworth Financial, Inc., Class A	42,900	1,475,760
Hartford Financial Services Group, Inc.	19,110	1,882,526
Loews Corp.	29,100	1,483,518
Prudential Financial, Inc.	16,300	1,584,849

4

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Prudential PLC	82,600	1,176,282
Insurance Total		19,209,651
Real Estate Investment Trusts (REITs) – 0.5%
General Growth Properties, Inc.	19,300	1,021,935
Plum Creek Timber Co., Inc. (b)	27,400	1,141,484
ProLogis	10,800	614,520
Real Estate Investment Trusts (REITs) Total		2,777,939
Thrifts & Mortgage Finance – 0.6%
Fannie Mae	33,600	2,195,088
Washington Mutual, Inc.	29,100	1,240,824
Thrifts & Mortgage Finance Total		3,435,912
FINANCIALS TOTAL		75,827,109
HEALTH CARE – 6.9%
Biotechnology – 0.7%
BioMarin Pharmaceuticals, Inc. (a)(b)	44,900	805,506
Celgene Corp. (a)(b)	25,400	1,456,182
Genentech, Inc. (a)	12,900	976,014
Gilead Sciences, Inc. (a)	28,800	1,116,576
Biotechnology Total		4,354,278
Health Care Equipment & Supplies – 0.9%
C.R. Bard, Inc.	14,400	1,189,872
Cytyc Corp. (a)	36,700	1,582,137
Medtronic, Inc.	29,400	1,524,684
Zimmer Holdings, Inc. (a)	13,000	1,103,570
Health Care Equipment & Supplies Total		5,400,263
Health Care Providers & Services – 1.6%
Aetna, Inc.	15,390	760,266
CIGNA Corp.	20,097	1,049,465
Express Scripts, Inc. (a)	42,800	2,140,428
McKesson Corp.	40,900	2,439,276
Medco Health Solutions, Inc. (a)	9,700	756,503
UnitedHealth Group, Inc.	44,200	2,260,388
Health Care Providers & Services Total		9,406,326
Life Sciences Tools & Services – 0.8%
Qiagen N.V. (a)	70,250	1,257,207
Thermo Fisher Scientific, Inc. (a)	63,280	3,272,841
Life Sciences Tools & Services Total		4,530,048
Pharmaceuticals – 2.9%
Abbott Laboratories	34,400	1,842,120
Johnson & Johnson	49,800	3,068,676

5

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Merck & Co., Inc.	102,000	5,079,600
Novartis AG, Registered Shares	19,800	1,114,502
Novo-Nordisk A/S, Class B	12,153	1,323,585
Pfizer, Inc.	58,447	1,494,490
Sanofi-Aventis	12,000	968,984
Schering-Plough Corp.	71,800	2,185,592
Pharmaceuticals Total		17,077,549
HEALTH CARE TOTAL		40,768,464
INDUSTRIALS – 7.5%
Aerospace & Defense – 2.0%
Boeing Co.	16,200	1,557,792
Goodrich Corp.	35,600	2,120,336
Honeywell International, Inc.	18,900	1,063,692
L-3 Communications Holdings, Inc.	19,850	1,933,192
Rolls-Royce Group PLC (a)	87,193	937,772
United Technologies Corp.	64,116	4,547,748
Aerospace & Defense Total		12,160,532
Commercial Services & Supplies – 0.5%
Equifax, Inc. (b)	30,200	1,341,484
Waste Management, Inc.	40,200	1,569,810
Commercial Services & Supplies Total		2,911,294
Construction & Engineering – 0.3%
Chiyoda Corp.	93,000	1,767,469
Construction & Engineering Total		1,767,469
Electrical Equipment – 1.5%
ABB Ltd., ADR	38,184	862,958
Alstom	9,058	1,508,211
Dongfang Electrical Machinery Co., Ltd., Class H	388,000	2,149,051
Gamesa Corp. Tecnologica SA	38,400	1,394,661
Schneider Electric SA	9,100	1,274,297
Vestas Wind Systems A/S (a)	23,760	1,556,224
Electrical Equipment Total		8,745,402
Industrial Conglomerates – 2.1%
3M Co.	27,100	2,352,009
General Electric Co.	219,140	8,388,679

6

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Industrial Conglomerates – (continued)
Siemens AG, Registered Shares	13,400	1,927,823
Industrial Conglomerates Total		12,668,511
Machinery – 0.8%
Caterpillar, Inc.	25,400	1,988,820
Eaton Corp.	18,200	1,692,600
Parker Hannifin Corp.	7,900	773,489
Machinery Total		4,454,909
Road & Rail – 0.1%
East Japan Railway Co.	114	877,208
Road & Rail Total		877,208
Trading Companies & Distributors – 0.2%
W.W. Grainger, Inc.	12,400	1,153,820
Trading Companies & Distributors Total		1,153,820
INDUSTRIALS TOTAL		44,739,145
INFORMATION TECHNOLOGY – 9.2%
Communications Equipment – 1.9%
Cisco Systems, Inc. (a)	165,935	4,621,290
CommScope, Inc. (a)(b)	21,000	1,225,350
Corning, Inc. (a)	73,500	1,877,925
Nokia Oyj	45,000	1,265,058
QUALCOMM, Inc.	40,900	1,774,651
Riverbed Technology, Inc. (a)	16,000	701,120
Communications Equipment Total		11,465,394
Computers & Peripherals – 1.8%
Apple, Inc. (a)	8,400	1,025,136
Dell, Inc. (a)	48,300	1,378,965
EMC Corp.	57,000	1,031,700
Hewlett-Packard Co.	109,500	4,885,890
International Business Machines Corp. (b)	18,400	1,936,600
Network Appliance, Inc. (a)	20,400	595,680
Computers & Peripherals Total		10,853,971
Electronic Equipment & Instruments – 0.7%
Agilent Technologies, Inc. (a)	57,600	2,214,144
AU Optronics Corp., ADR	56,007	963,320
Motech Industries, Inc.	83,000	1,087,605
Electronic Equipment & Instruments Total		4,265,069
Internet Software & Services – 1.2%
eBay, Inc. (a)	56,700	1,824,606

7

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Internet Software & Services – (continued)
Google, Inc., Class A (a)	9,516	4,980,484
Internet Software & Services Total		6,805,090
IT Services – 0.2%
Fiserv, Inc. (a)	14,400	817,920
IT Services Total		817,920
Semiconductors & Semiconductor Equipment – 2.2%
ARM Holdings PLC	390,600	1,142,202
Fairchild Semiconductor International, Inc. (a)	49,000	946,680
Intel Corp.	113,000	2,684,880
Intersil Corp., Class A	63,600	2,000,856
MEMC Electronic Materials, Inc. (a)	26,000	1,589,120
NVIDIA Corp. (a)	30,100	1,243,431
Samsung Electronics Co. Ltd., GDR (c)	10	3,095
SOITEC (a)	31,700	673,424
Tessera Technologies, Inc. (a)	18,400	746,120
Texas Instruments, Inc.	58,400	2,197,592
Semiconductors & Semiconductor Equipment Total		13,227,400
Software – 1.2%
Adobe Systems, Inc. (a)	30,500	1,224,575
Microsoft Corp.	149,575	4,407,975
Oracle Corp. (a)	82,800	1,631,988
Software Total		7,264,538
INFORMATION TECHNOLOGY TOTAL		54,699,382
MATERIALS – 2.5%
Chemicals – 1.5%
E.I. Du Pont de Nemours & Co.	34,600	1,759,064
Linde AG	14,300	1,725,166
Mitsubishi Rayon Co. Ltd.	252,000	1,793,613
Monsanto Co.	17,264	1,166,011
Shin-Etsu Chemical Co., Ltd.	17,800	1,269,918
Umicore	5,500	1,190,533
Chemicals Total		8,904,305
Construction Materials – 0.3%
Holcim Ltd., Registered Shares	11,100	1,200,605

8

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Construction Materials – (continued)
Vulcan Materials Co. (b)	5,200	595,608
Construction Materials Total		1,796,213
Containers & Packaging – 0.1%
Crown Holdings, Inc. (a)	11,836	295,545
Containers & Packaging Total		295,545
Metals & Mining – 0.4%
Alcoa, Inc.	38,800	1,572,564
Freeport-McMoRan Copper & Gold, Inc.	13,000	1,076,660
Metals & Mining Total		2,649,224
Paper & Forest Products – 0.2%
Weyerhaeuser Co.	12,300	970,839
Paper & Forest Products Total		970,839
MATERIALS TOTAL		14,616,126
TELECOMMUNICATION SERVICES – 2.4%
Diversified Telecommunication Services – 1.6%
AT&T, Inc.	145,115	6,022,272
Qwest Communications International, Inc. (a)(b)	118,100	1,145,570
Time Warner Telecom, Inc., Class A (a)	36,526	734,173
Verizon Communications, Inc.	39,102	1,609,829
Diversified Telecommunication Services Total		9,511,844
Wireless Telecommunication Services – 0.8%
American Tower Corp., Class A (a)	41,900	1,759,800
MetroPCS Communications, Inc. (a)	19,404	641,108
NII Holdings, Inc. (a)	19,700	1,590,578
Vodafone Group PLC	310,759	1,045,688
Wireless Telecommunication Services Total		5,037,174
TELECOMMUNICATION SERVICES TOTAL		14,549,018
UTILITIES – 1.9%
Electric Utilities – 1.0%
Entergy Corp.	7,578	813,498
Exelon Corp.	9,900	718,740
FPL Group, Inc.	31,400	1,781,636
PPL Corp.	34,000	1,590,860
Reliant Energy, Inc. (a)	29,800	803,110
Electric Utilities Total		5,707,844
Independent Power Producers & Energy Traders – 0.2%
Constellation Energy Group, Inc.	8,300	723,511

9

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Independent Power Producers & Energy Traders – (continued)
	Mirant Corp. (a)	17,300	737,845
Independent Power Producers & Energy Traders Total			1,461,356
Multi-Utilities – 0.7%
	PG&E Corp.	25,748	1,166,385
	Public Service Enterprise Group, Inc.	18,173	1,595,226
	Suez SA	21,800	1,245,322
Multi-Utilities Total			4,006,933
UTILITIES TOTAL			11,176,133

	Total Common Stocks (cost of $305,752,586)		370,399,080

		Par ($)
Mortgage-Backed Securities – 11.9%
Federal Home Loan Mortgage Corp.
	5.000% 06/01/37	3,200,000	2,999,367
	5.500% 01/01/21	1,716,022	1,691,484
	5.500% 07/01/21	3,851,946	3,794,798
	6.000% 02/01/09	288,956	289,819
	6.500% 07/01/14	43,826	44,825
	6.500% 12/01/14	46,271	47,326
	6.500% 06/01/29	43,507	44,445
	6.500% 01/01/30	84,185	86,001
	7.000% 11/01/29	46,334	47,904
	7.000% 01/01/30	21,391	22,116
	8.000% 07/01/20	31,771	33,068
Federal National Mortgage Association
	5.000% 05/01/37	4,924,122	4,616,115
	5.000% 06/01/37	5,954,000	5,578,836
	5.500% 10/01/35	6,839,033	6,612,878
	5.500% 11/01/35	3,682,638	3,560,859
	5.500% 04/01/36	1,709,143	1,649,250
	5.500% 05/01/36	3,126,904	3,017,328
	5.500% 11/01/36	7,066,471	6,818,842
	6.000% 11/01/35	416,437	412,697
	6.000% 09/01/36	3,678,472	3,641,164
	6.000% 11/01/36	7,924,738	7,844,363
	6.500% 12/01/07	145	145
	6.500% 05/01/08	4,183	4,201
	6.500% 07/01/08	2,080	2,090

10

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	6.500% 08/01/08	13,858	13,918
	6.500% 09/01/08	13,345	13,403
	6.500% 10/01/08	28,092	28,212
	6.500% 11/01/08	102,951	103,283
	6.500% 12/01/08	12,225	12,277
	6.500% 01/01/09	14,474	14,536
	6.500% 02/01/09	272,278	273,903
	6.500% 04/01/09	399,839	403,876
	6.500% 04/01/11	232,361	237,068
	6.500% 05/01/11	806,005	822,331
	6.500% 11/01/25	4	4
	6.500% 08/01/34	2,578,559	2,615,861
	6.500% 12/01/35	167,574	169,372
	6.500% 03/01/37	980,000	989,300
	7.000% 08/15/23	175,930	183,337
	7.000% 07/01/32	50,412	52,218
	7.000% 01/01/37	130,701	134,207
	7.000% 07/01/37	799,300	820,715
	TBA:
	5.000% 12/01/99(d)	2,014,000	1,886,866
	6.000% 12/01/99(d)	6,025,685	5,959,776
	6.500% 12/01/99(d)	2,849,000	2,875,709

	Total Mortgage-Backed Securities (cost of $71,305,592)		70,470,093
Corporate Fixed-Income Bonds & Notes – 8.1%
BASIC MATERIALS – 0.2%
Forest Products & Paper – 0.1%
Weyerhaeuser Co.
	7.375% 03/15/32	550,000	557,946
Forest Products & Paper Total			557,946
Metals & Mining – 0.1%
Vale Overseas Ltd.
	6.250% 01/23/17	585,000	580,215
Metals & Mining Total			580,215
BASIC MATERIALS TOTAL			1,138,161
COMMUNICATIONS – 1.1%
Media – 0.4%
Jones Intercable, Inc.
	7.625% 04/15/08	1,125,000	1,141,513
News America, Inc.
	6.550% 03/15/33	670,000	653,436

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Time Warner Cable, Inc.
	6.550% 05/01/37(c)	725,000	700,718
Media Total			2,495,667
Telecommunication Services – 0.7%
AT&T, Inc.
	5.100% 09/15/14	715,000	681,995
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	475,000	592,144
Sprint Capital Corp.
	6.875% 11/15/28	600,000	571,118
Telecom Italia Capital SA
	7.200% 07/18/36	555,000	570,575
Telefonica Emisones SAU
	5.984% 06/20/11	825,000	832,592
Vodafone Group PLC
	5.000% 12/16/13	600,000	569,670
Telecommunication Services Total			3,818,094
COMMUNICATIONS TOTAL			6,313,761
CONSUMER CYCLICAL – 0.4%
Home Builders – 0.1%
D.R. Horton, Inc.
	5.625% 09/15/14	750,000	691,883
Home Builders Total			691,883
Lodging – 0.1%
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	600,000	489,000
Lodging Total			489,000
Retail – 0.2%
Macy’s Retail Holdings, Inc.
	5.900% 12/01/16	600,000	584,777
Wal-Mart Stores, Inc.
	4.125% 07/01/10	900,000	871,080
Retail Total			1,455,857
CONSUMER CYCLICAL TOTAL			2,636,740

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – 0.7%
Beverages – 0.2%
Diageo Capital PLC
	3.375% 03/20/08	1,150,000	1,132,295
Beverages Total			1,132,295
Food – 0.2%
ConAgra Foods, Inc.
	6.750% 09/15/11	517,000	536,943
Kroger Co.
	6.200% 06/15/12	1,000,000	1,009,253
Food Total			1,546,196
Healthcare Services – 0.2%
UnitedHealth Group, Inc.
	3.375% 08/15/07	1,250,000	1,247,035
Healthcare Services Total			1,247,035
Household Products/Wares – 0.1%
Fortune Brands, Inc.
	5.375% 01/15/16	500,000	464,222
Household Products/Wares Total			464,222
CONSUMER NON-CYCLICAL TOTAL			4,389,748
ENERGY – 0.7%
Oil & Gas – 0.5%
Anadarko Petroleum Corp.
	6.450% 09/15/36	315,000	302,976
Canadian Natural Resources Ltd.
	5.700% 05/15/17	750,000	725,524
Nexen, Inc.
	5.875% 03/10/35	625,000	560,892
Talisman Energy, Inc.
	6.250% 02/01/38	660,000	611,657
Valero Energy Corp.
	6.875% 04/15/12	650,000	680,699
Oil & Gas Total			2,881,748
Pipelines – 0.2%
Energy Transfer Partners LP
	6.625% 10/15/36	475,000	463,848
TransCanada Pipelines Ltd.
	6.350% 05/15/67(e)	640,000	615,269
Pipelines Total			1,079,117
ENERGY TOTAL			3,960,865

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – 4.1%
Banks – 1.4%
Capital One Financial Corp.
	5.500% 06/01/15	875,000	844,606
HSBC Capital Funding LP
	9.547% 12/31/49(c)(e)(f)	1,150,000	1,269,895
Marshall & Ilsley Corp.
	4.375% 08/01/09	630,000	618,886
PNC Funding Corp.
	5.625% 02/01/17	640,000	626,965
SunTrust Preferred Capital I
	5.853% 12/15/11(e)	560,000	556,620
USB Capital IX
	6.189% 04/15/49(e)	1,000,000	1,007,384
Wachovia Corp.
	4.875% 02/15/14	1,650,000	1,574,212
Wells Fargo & Co.
	5.125% 09/01/12	1,979,000	1,942,792
Banks Total			8,441,360
Diversified Financial Services – 2.1%
AGFC Capital Trust I
	6.000% 01/15/67(c)(e)	725,000	693,342
American Express Credit Corp.
	3.000% 05/16/08	800,000	783,962
Ameriprise Financial, Inc.
	7.518% 06/01/66(e)	580,000	604,086
CIT Group, Inc.
	6.100% 03/15/67(e)	275,000	250,449
Citicorp Lease
	8.040% 12/15/19(c)(f)	1,360,000	1,551,183
Countrywide Financial Corp.
	5.800% 06/07/12	485,000	481,584
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10	1,050,000	1,034,118
General Electric Capital Corp.
	5.000% 01/08/16	1,980,000	1,875,626

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Goldman Sachs Group, Inc.
	6.345% 02/15/34	1,000,000	953,717
JPMorgan Chase Capital XVIII
	6.950% 08/17/36	1,000,000	1,010,794
Merrill Lynch & Co., Inc.
	4.125% 01/15/09	1,250,000	1,226,908
Morgan Stanley
	6.750% 04/15/11	900,000	933,143
Residential Capital LLC
	6.500% 04/17/13	525,000	507,454
SLM Corp.
	5.375% 05/15/14	700,000	599,852
Diversified Financial Services Total			12,506,218
Insurance – 0.3%
AMBAC Financial Group, Inc.
	6.150% 02/15/37(e)	345,000	309,211
American International Group, Inc.
	2.875% 05/15/08	1,000,000	978,049
Metlife, Inc.
	6.400% 12/15/36	600,000	555,811
Insurance Total			1,843,071
Real Estate Investment Trusts (REITs) – 0.3%
Health Care Property Investors, Inc.
	6.450% 06/25/12	675,000	687,018
Simon Property Group LP
	5.750% 12/01/15	760,000	751,986
Real Estate Investment Trusts (REITs) Total			1,439,004
FINANCIALS TOTAL			24,229,653
INDUSTRIALS – 0.1%
Machinery – 0.1%
Caterpillar Financial Services Corp.
	3.625% 11/15/07	500,000	496,745
Machinery Total			496,745
INDUSTRIALS TOTAL			496,745
UTILITIES – 0.8%
Electric – 0.6%
Commonwealth Edison Co.
	5.950% 08/15/16	800,000	783,184

15

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Indiana Michigan Power Co.
	5.650% 12/01/15	723,000	704,812
Pacific Gas & Electric Co.
	5.800% 03/01/37	510,000	475,713
Progress Energy, Inc.
	7.750% 03/01/31	675,000	780,380
Southern California Edison Co.
	5.000% 01/15/14	800,000	764,986
Electric Total			3,509,075
Gas – 0.2%
Atmos Energy Corp.
	6.350% 06/15/17	580,000	584,860
Sempra Energy
	4.750% 05/15/09	550,000	543,715
Gas Total			1,128,575
UTILITIES TOTAL			4,637,650

	Total Corporate Fixed-Income Bonds & Notes (cost of $49,065,399)		47,803,323
Government & Agency Obligations – 4.8%
FOREIGN GOVERNMENT OBLIGATIONS – 0.4%
Province of Quebec
	5.000% 07/17/09	1,300,000	1,295,389
United Mexican States
	7.500% 04/08/33	875,000	1,014,125
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			2,309,514
U.S. GOVERNMENT AGENCIES – 1.7%
Federal Home Loan Bank
	5.125% 10/19/16	4,160,000	4,060,231
Federal National Mortgage Association
	5.250% 08/01/12	5,805,000	5,755,164
U.S. GOVERNMENT AGENCIES TOTAL			9,815,395
U.S. GOVERNMENT OBLIGATIONS – 2.7%
U.S. Treasury Bonds
	5.375% 02/15/31	6,300,000	6,469,312
U.S. Treasury Inflation Indexed Notes
	2.500% 07/15/16	3,581,270	3,541,260

16

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT OBLIGATIONS – (continued)
U.S. Treasury Notes
	3.375% 10/15/09	2,940,000	2,844,450
	3.875% 02/15/13	3,450,000	3,276,693
U.S. GOVERNMENT OBLIGATIONS TOTAL			16,131,715

	Total Government & Agency Obligations (cost of $28,477,536)		28,256,624
Collateralized Mortgage Obligations – 3.7%
AGENCY – 1.2%
Federal Home Loan Mortgage Corp.
	4.500% 08/15/28	380,000	364,548
	5.000% 12/15/15	702,009	699,518
	6.000% 02/15/28	3,304,775	3,329,286
Federal National Mortgage Association
	5.000% 12/25/15	2,700,000	2,672,192
AGENCY TOTAL			7,065,544
NON - AGENCY – 2.5%
Bear Stearns Adjustable Rate Mortgage Trust
	5.491% 02/25/47(e)	1,325,207	1,319,682
Countrywide Alternative Loan Trust
	5.250% 03/25/35	2,099,276	2,063,496
	5.250% 08/25/35	579,244	575,100
	5.500% 10/25/35	1,523,766	1,505,063
JPMorgan Mortgage Trust
	6.064% 10/25/36(e)	3,202,881	3,201,061
Residential Asset Securitization Trust
	4.500% 08/25/34	2,089,981	2,039,020
WaMu Mortgage Pass Through Certificates
	5.729% 02/25/37(e)	3,700,161	3,690,414
Washington Mutual Alternative Mortgage Pass-Through Certificates
	5.500% 07/25/35	788,962	781,511
NON - AGENCY TOTAL			15,175,347

	Total Collateralized Mortgage Obligations (cost of $22,544,866)		22,240,891
Commercial Mortgage-Backed Securities – 3.3%
Citigroup/Deutsche Bank Commercial Mortgage Trust
	5.366% 12/11/49(e)	1,010,000	966,832
First Union - Chase Commercial Mortgage
	6.645% 06/15/31	1,961,070	1,988,435

17

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities – (continued)
First Union National Bank Commercial Mortgage Trust
	6.141% 02/12/34	5,000,000	5,103,777
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.780% 07/15/42	630,000	585,873
	5.447% 06/12/47	1,023,000	998,901
LB-UBS Commercial Mortgage Trust
	6.510% 12/15/26	4,000,000	4,114,596
Merrill Lynch / Countrywide Commercial Mortgage Trust
	5.750% 06/12/50(e)	2,977,000	2,947,736
Morgan Stanley Capital I
	5.370% 12/15/43	2,172,000	2,079,406
Wachovia Bank Commercial Mortgage Trust
	3.989% 06/15/35	830,000	761,365

	Total Commercial Mortgage-Backed Securities (cost of $20,231,277)		19,546,921
Asset-Backed Securities – 0.7%
Citicorp Residential Mortgage Securities, Inc.
	6.080% 06/25/37	990,000	989,990
Consumer Funding LLC
	5.430% 04/20/15	1,820,000	1,814,709
Green Tree Financial Corp.
	6.870% 01/15/29	421,677	430,133
Origen Manufactured Housing
	3.380% 08/15/17	658,305	653,185
Providian Gateway Master Trust
	3.350% 09/15/11(c)	500,000	498,081

	Total Asset-Backed Securities (cost of $4,483,448)		4,386,098
Convertible Bonds – 0.4%
COMMUNICATIONS EQUIPMENT – 0.4%
Media – 0.4%
Liberty Media Corp.
	0.750% 03/30/23	1,800,000	2,108,250
COMMUNICATIONS EQUIPMENT TOTAL			2,108,250

	Total Convertible Bonds (cost of $1,972,608)		2,200,500

18

		Shares	Value ($)
Securities Lending Collateral – 2.6%
	State Street Navigator Securities Lending Prime Portfolio (g)	15,248,209	15,248,209

	Total Securities Lending Collateral (cost of $15,248,209)		15,248,209

		Par ($)
Short-Term Obligations – 6.7%
U.S. GOVERNMENT OBLIGATION – 0.1%
United States Treasury Bill
	4.600% 09/20/07	800,000	791,720
U.S. GOVERNMENT OBLIGATION TOTAL			791,720
REPURCHASE AGREEMENT – 6.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due on 07/02/07, at 4.160%, collateralized by U.S. Treasury Obligations with various maturities to 05/15/21, market value of $39,607,950 (repurchase proceeds $38,831,457)	38,818,000	38,818,000

	Total Short-Term Obligations (cost of $39,609,720)		39,609,720

19

Total Investments – 104.6% (cost of $558,691,241)(h)(i)	620,161,459

Other Assets & Liabilities, Net – (4.6)%	(27,084,580)

Net Assets – 100.0%	593,076,879

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	All or portion of security was on loan at June 30, 2007. The total market value of securities on loan at June 30, 2007 is $14,268,087.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities, which are not illiquid, amounted to $4,716,314, which represents 0.8% of net assets.

(d)	Security purchased on a delayed delivery basis.

(e)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2007.

(f)

Restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At June 30, 2007 the value of these securities amounted to $2,821,078 which represents 0.5% of net assets.

Security	Acquisition Date	Par	Acquisition Cost	Market Value
Citicorp Lease
8.040% 12/15/19	01/06/2000	$1,360,000	$1,046,010	$1,551,183
HSBC Capital Funding LP
9.547% 12/31/49	01/02/2003	1,150,000	3,553,127	1,269,895

20

(g)	Investment made with cash collateral received from securities lending activity.

(h)	Cost for federal income tax purposes is $558,760,552.

(i)	Unrealized appreciation and depreciation at June 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$69,046,716	$(7,645,809)	$61,400,907

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SPA	Stand-by Purchase Agreement
TBA	To Be Announced

21

INVESTMENT PORTFOLIO
June 30, 2007 (Unaudited)	Columbia Small Cap Core Fund

	Shares	Value ($)*
Common Stocks – 97.9%
CONSUMER DISCRETIONARY – 14.8%
Auto Components – 0.9%
Cooper Tire & Rubber Co.	167,420	4,624,141
Dorman Products, Inc. (a)	430,921	5,955,328
Hawk Corp., Class A (a)	113,223	1,546,626
Auto Components Total		12,126,095
Automobiles – 0.0%
Winnebago Industries, Inc.	12,590	371,657
Automobiles Total		371,657
Distributors – 0.4%
Building Materials Holding Corp.	23,740	336,871
Keystone Automotive Industries, Inc. (a)	109,200	4,517,604
Distributors Total		4,854,475
Diversified Consumer Services – 1.0%
Nobel Learning Communities, Inc. (a)	201,500	2,937,870
Pre-Paid Legal Services, Inc. (a)	5,510	354,348
Regis Corp.	252,800	9,669,600
Diversified Consumer Services Total		12,961,818
Hotels, Restaurants & Leisure – 2.1%
Buca, Inc. (a)	327,250	1,145,375
CBRL Group, Inc.	6,740	286,315
CEC Entertainment, Inc. (a)	170,130	5,988,576
Friendly Ice Cream Corp. (a)	93,800	1,422,008
Gaylord Entertainment Co. (a)	36,800	1,973,952
Monarch Casino & Resort, Inc. (a)	12,100	324,885
Morgans Hotel Group Co. (a)	154,400	3,764,272
O’Charleys, Inc.	321,505	6,481,541
Ruby Tuesday, Inc.	153,650	4,045,604
Sonic Corp. (a)	16,620	367,634
Steak n Shake Co. (a)	147,150	2,455,934
Hotels, Restaurants & Leisure Total		28,256,096
Household Durables – 0.5%
American Greetings Corp., Class A	15,770	446,764
Blyth Industries, Inc.	12,720	338,098
Brookfield Homes Corp.	10,950	318,535
CSS Industries, Inc.	1,750	69,318
Jarden Corp. (a)	113,025	4,861,205
Tempur-Pedic International, Inc.	14,860	384,874

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Household Durables – (continued)
Tupperware Brands Corp.	13,970	401,498
Household Durables Total		6,820,292
Internet & Catalog Retail – 0.4%
Valuevision Media, Inc., Class A (a)	398,350	4,509,322
Internet & Catalog Retail Total		4,509,322
Leisure Equipment & Products – 1.9%
Arctic Cat, Inc.	16,640	329,472
Callaway Golf Co.	356,700	6,352,827
JAKKS Pacific, Inc. (a)	12,780	359,629
Oakley, Inc.	14,130	401,292
Polaris Industries, Inc.	7,730	418,657
RC2 Corp. (a)	266,000	10,642,660
Steinway Musical Instruments, Inc.	200,600	6,938,754
Leisure Equipment & Products Total		25,443,291
Media – 2.0%
Catalina Marketing Corp.	208,250	6,559,875
Journal Communications, Inc., Class A	27,310	355,303
Lodgenet Entertainment Corp. (a)	10,070	322,844
Marvel Entertainment, Inc. (a)	14,420	367,422
Regent Communications, Inc. (a)	816,698	2,735,938
Scholastic Corp. (a)	218,100	7,838,514
Sinclair Broadcast Group, Inc., Class A	234,170	3,329,897
Valassis Communications, Inc. (a)	7,530	129,441
Voyager Learning Co. (a)	491,430	4,688,242
Media Total		26,327,476
Specialty Retail – 4.8%
Aaron Rents, Inc.	13,400	391,280
Aeropostale, Inc. (a)	10,150	423,052
Buckle, Inc.	253,115	9,972,731
DSW, Inc., Class A (a)	9,910	345,066
Guitar Center, Inc. (a)	121,200	7,248,972
HOT Topic, Inc. (a)	269,600	2,930,552
Lithia Motors, Inc., Class A	345,600	8,757,504
Monro Muffler, Inc.	215,046	8,053,473
Payless Shoesource, Inc. (a)	215,600	6,802,180
Rent-A-Center, Inc. (a)	323,930	8,496,684
Stage Stores, Inc.	437,175	9,163,188
Specialty Retail Total		62,584,682

2

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – 0.8%
Ashworth, Inc. (a)	290,100	2,030,700
K-Swiss, Inc., Class A	12,400	351,292
Quiksilver, Inc. (a)	370,500	5,235,165
Rocky Brands, Inc. (a)	130,150	2,410,378
Wolverine World Wide, Inc.	14,410	399,301
Textiles, Apparel & Luxury Goods Total		10,426,836
CONSUMER DISCRETIONARY TOTAL		194,682,040
CONSUMER STAPLES – 2.4%
Beverages – 0.2%
MGP Ingredients, Inc.	148,100	2,502,890
Beverages Total		2,502,890
Food & Staples Retailing – 0.7%
Casey’s General Stores, Inc.	239,620	6,532,041
Ingles Markets, Inc.	9,960	343,122
Topps Co., Inc.	266,268	2,798,477
Food & Staples Retailing Total		9,673,640
Food Products – 0.8%
Cal-Maine Foods, Inc.	13,256	217,133
Corn Products International, Inc.	229,550	10,433,048
J & J Snack Foods Corp.	9,150	345,321
Sanderson Farms, Inc.	3,807	171,391
Food Products Total		11,166,893
Household Products – 0.6%
Central Garden & Pet Co. (a)	491,100	5,847,364
Spectrum Brands, Inc. (a)	237,950	1,610,921
Household Products Total		7,458,285
Personal Products – 0.1%
Chattem, Inc. (a)	6,070	384,716
Mannatech, Inc.	22,230	353,235
Personal Products Total		737,951
Tobacco – 0.0%
Universal Corp.	2,540	154,737
Tobacco Total		154,737
CONSUMER STAPLES TOTAL		31,694,396
ENERGY – 3.8%
Energy Equipment & Services – 2.6%
Grey Wolf, Inc. (a)	48,200	397,168
Gulfmark Offshore, Inc. (a)	156,355	8,008,503

3

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Energy Equipment & Services – (continued)
Newpark Resources, Inc. (a)	650,910	5,044,552
Oceaneering International, Inc. (a)	201,900	10,628,016
Oil States International, Inc. (a)	5,670	234,398
Superior Well Services, Inc. (a)	127,950	3,251,210
Tetra Technologies, Inc. (a)	256,700	7,238,940
Energy Equipment & Services Total		34,802,787
Oil, Gas & Consumable Fuels – 1.2%
Alon USA Energy, Inc.	7,760	341,518
Alpha Natural Resources, Inc. (a)	19,740	410,394
Bill Barrett Corp. (a)	9,880	363,880
Delek US Holdings, Inc.	13,010	346,716
Foundation Coal Holdings, Inc.	27,950	1,135,888
GeoMet, Inc. (a)	153,900	1,178,874
Gulfport Energy Corp. (a)	10,810	215,984
Kodiak Oil & Gas Corp. (a)	201,300	1,167,540
Mariner Energy, Inc. (a)	16,160	391,880
Markwest Hydrocarbon, Inc.	6,020	345,729
Petroquest Energy, Inc. (a)	176,420	2,565,147
USEC, Inc. (a)	20,340	447,073
Warren Resources, Inc. (a)	99,800	1,165,664
Whiting Petroleum Corp. (a)	141,300	5,725,476
Oil, Gas & Consumable Fuels Total		15,801,763
ENERGY TOTAL		50,604,550
FINANCIALS – 11.9%
Capital Markets – 0.6%
GAMCO Investors, Inc., Class A	7,084	397,058
GFI Group, Inc. (a)	7,053	511,202
SWS Group, Inc.	10,760	232,631
Waddell & Reed Financial, Inc., Class A	282,140	7,338,461
Capital Markets Total		8,479,352
Commercial Banks – 1.5%
Abington Bancorp, Inc.	51,212	493,684
Amcore Financial, Inc.	4,000	115,960
Banco Latinoamericano de Exportaciones SA, Class E	16,750	314,900
First Bancorp Puerto Rico	30,240	332,338
First Merchants Corp.	2,590	62,238
Oriental Financial Group	470,590	5,134,137

4

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
Pacific Capital Bancorp	15,520	418,729
SVB Financial Group (a)	7,710	409,478
Taylor Capital Group, Inc.	229,157	6,308,692
UMB Financial Corp.	160,630	5,922,428
WesBanco, Inc.	11,970	353,115
Westamerica Bancorporation	8,660	383,118
Commercial Banks Total		20,248,817
Consumer Finance – 0.3%
Advance America Cash Advance Centers, Inc.	21,440	380,346
Advanta Corp., Class B	10,118	315,059
QC Holdings, Inc.	240,502	3,607,530
Consumer Finance Total		4,302,935
Diversified Financial Services – 0.1%
Asset Acceptance Capital Corp. (a)	6,120	108,324
Asta Funding, Inc.	9,020	346,639
Portfolio Recovery Associates, Inc.	6,330	379,926
Diversified Financial Services Total		834,889
Insurance – 4.4%
Amerisafe, Inc. (a)	15,946	313,020
Argonaut Group, Inc.	11,700	365,157
Aspen Insurance Holdings Ltd.	10,729	301,163
Commerce Group, Inc.	11,950	414,904
Darwin Professional Underwriters, Inc. (a)	105,420	2,653,421
Employers Holdings, Inc.	310	6,584
First Mercury Financial Corp. (a)	233,325	4,892,825
Hilb Rogal & Hobbs Co.	69,350	2,972,341
Horace Mann Educators Corp.	211,350	4,489,074
Midland Co.	148,965	6,992,417
National Interstate Corp.	72,612	1,893,721
Navigators Group, Inc. (a)	122,750	6,616,225
NYMAGIC, Inc.	92,250	3,708,450
Odyssey Re Holdings Corp.	7,990	342,691
Ohio Casualty Corp.	233,900	10,130,209
Phoenix Companies, Inc.	172,700	2,592,227
Platinum Underwriters Holdings Ltd.	8,801	305,835
RAM Holdings Ltd. (a)	198,000	3,118,500
RLI Corp.	6,910	386,615
SeaBright Insurance Holdings, Inc. (a)	20,020	349,950
Selective Insurance Group, Inc.	15,100	405,888

5

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
State Auto Financial Corp.	145,525	4,460,341
United America Indemnity Ltd., Class A (a)	12,072	300,231
Insurance Total		58,011,789
Real Estate Investment Trusts (REITs) – 3.7%
Acadia Realty Trust	196,850	5,108,258
American Campus Communities, Inc.	108,600	3,072,294
Anthracite Capital, Inc.	23,876	279,349
Arbor Realty Trust, Inc.	9,777	252,344
Ashford Hospitality Trust, Inc.	370,567	4,357,868
Capital Trust, Inc.	6,674	227,850
Deerfield Triarc Capital Corp.	19,237	281,437
DiamondRock Hospitality Co.	351,460	6,705,857
Entertainment Properties Trust	5,825	313,269
FelCor Lodging Trust, Inc.	14,704	382,745
First Potomac Realty Trust	289,000	6,730,810
Gramercy Capital Corp.	241,618	6,654,160
Highland Hospitality Corp.	193,900	3,722,880
Innkeepers USA Trust, Inc.	347,250	6,156,742
JER Investors Trust, Inc.	15,590	233,850
LTC Properties, Inc.	12,035	273,796
National Retail Properties, Inc.	6,480	141,653
Pennsylvania Real Estate Investment Trust	5,180	229,629
Potlatch Corp.	7,547	324,898
PS Business Parks, Inc.	2,502	158,552
Ramco-Gershenson Properties	7,890	283,488
Redwood Trust, Inc.	410	19,836
Saul Centers, Inc.	3,270	148,295
Sunstone Hotel Investors, Inc.	47,800	1,357,042
Tanger Factory Outlet Centers, Inc.	3,810	142,685
Winston Hotels, Inc.	18,821	282,315
Winthrop Realty Trust	40,117	277,208
Real Estate Investment Trusts (REITs) Total		48,119,110
Thrifts & Mortgage Finance – 1.3%
Dime Community Bancshares	275,850	3,638,462
First Niagara Financial Group, Inc.	162,600	2,130,060
Flagstar BanCorp, Inc.	224,600	2,706,430
Jefferson Bancshares, Inc.	266,400	3,146,184

6

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – (continued)
NewAlliance Bancshares, Inc.	385,900	5,680,448
Thrifts & Mortgage Finance Total		17,301,584
FINANCIALS TOTAL		157,298,476
HEALTH CARE – 16.1%
Biotechnology – 0.5%
BioMarin Pharmaceuticals, Inc. (a)	265,900	4,770,246
Digene Corp. (a)	730	43,836
Enzon Pharmaceuticals, Inc. (a)	41,760	327,816
Lifecell Corp. (a)	11,920	364,037
Savient Pharmaceuticals, Inc. (a)	26,760	332,359
Trubion Pharmaceuticals, Inc. (a)	6,420	134,050
United Therapeutics Corp. (a)	6,230	397,225
Biotechnology Total		6,369,569
Health Care Equipment & Supplies – 6.2%
Analogic Corp.	139,350	10,243,618
Cooper Companies, Inc.	108,000	5,758,560
Criticare Systems, Inc. (a)	306,400	1,026,440
Datascope Corp.	223,200	8,544,096
Greatbatch, Inc. (a)	68,810	2,229,444
Haemonetics Corp. (a)	59,500	3,130,295
Immucor, Inc. (a)	9,530	266,554
Invacare Corp.	517,183	9,479,964
Langer, Inc. (a)	320,769	1,757,814
Lifecore Biomedical, Inc. (a)	240,500	3,816,735
Meridian Bioscience, Inc.	16,220	351,325
PolyMedica Corp.	250,321	10,225,613
STAAR Surgical Co. (a)	810,500	3,096,110
STERIS Corp.	5,600	171,360
Strategic Diagnostics, Inc. (a)	646,450	2,921,954
Symmetry Medical, Inc. (a)	365,475	5,851,255
Thoratec Corp. (a)	248,950	4,578,191
West Pharmaceutical Services, Inc.	172,552	8,135,827
Health Care Equipment & Supplies Total		81,585,155
Health Care Providers & Services – 6.2%
Air Methods Corp. (a)	132,511	4,859,178
Alliance Imaging, Inc. (a)	36,450	342,266
American Dental Partners, Inc. (a)	12,000	311,640
AMERIGROUP Corp. (a)	9,570	227,766
Apria Healthcare Group, Inc. (a)	13,600	391,272
Chemed Corp.	5,970	395,751

7

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
Emergency Medical Services Corp. (a)	8,420	329,475
Healthspring, Inc. (a)	15,110	287,997
HMS Holdings Corp. (a)	176,600	3,380,124
inVentiv Health, Inc. (a)	10,440	382,208
LCA-Vision, Inc.	4,930	232,992
LifePoint Hospitals, Inc. (a)	235,098	9,093,591
Magellan Health Services, Inc. (a)	152,000	7,063,440
Owens & Minor, Inc.	147,300	5,146,662
Pediatrix Medical Group, Inc. (a)	138,000	7,610,700
Providence Service Corp. (a)	445,491	11,903,520
PSS World Medical, Inc. (a)	259,962	4,736,508
Res-Care, Inc. (a)	1,051,675	22,232,409
U.S. Physical Therapy, Inc. (a)	199,550	2,687,938
Health Care Providers & Services Total		81,615,437
Health Care Technology – 0.1%
Mediware Information Systems (a)	314,600	2,265,120
Health Care Technology Total		2,265,120
Life Sciences Tools & Services – 0.5%
Cambrex Corp.	479,300	6,360,311
Dionex Corp. (a)	5,520	391,865
PharmaNet Development Group, Inc. (a)	11,080	353,230
Life Sciences Tools & Services Total		7,105,406
Pharmaceuticals – 2.6%
Acusphere, Inc. (a)	425,100	913,965
Adolor Corp. (a)	218,300	809,893
Hi-Tech Pharmacal Co., Inc. (a)	264,000	3,152,160
KV Pharmaceutical Co., Class A (a)	230,650	6,282,906
Noven Pharmaceuticals, Inc. (a)	211,400	4,957,330
Obagi Medical Products, Inc. (a)	370,800	6,570,576
Perrigo Co.	248,370	4,863,084
Sciele Pharma, Inc. (a)	14,860	350,102
Valeant Pharmaceuticals International	371,026	6,192,424
Pharmaceuticals Total		34,092,440
HEALTH CARE TOTAL		213,033,127
INDUSTRIALS – 20.4%
Aerospace & Defense – 3.1%
AAR Corp. (a)	145,300	4,796,353
Armor Holdings, Inc. (a)	194,888	16,929,921

8

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
Ceradyne, Inc. (a)	5,580	412,697
Ladish Co., Inc. (a)	119,600	5,142,800
LMI Aerospace, Inc. (a)	74,719	1,814,925
Moog, Inc., Class A (a)	259,940	11,465,953
Stanley, Inc. (a)	34,620	610,004
Aerospace & Defense Total		41,172,653
Air Freight & Logistics – 0.1%
HUB Group, Inc., Class A (a)	10,910	383,596
Air Freight & Logistics Total		383,596
Building Products – 0.7%
American Woodmark Corp.	9,880	341,848
Insteel Industries, Inc.	229,151	4,124,718
NCI Building Systems, Inc. (a)	96,036	4,737,456
Building Products Total		9,204,022
Commercial Services & Supplies – 6.3%
Amrep Corp.	6,940	329,997
Clean Harbors, Inc. (a)	73,188	3,616,951
Consolidated Graphics, Inc. (a)	77,190	5,347,723
Danka Business Systems PLC, ADR (a)	1,572,223	1,729,445
Deluxe Corp.	10,190	413,816
FTI Consulting, Inc. (a)	424,100	16,128,523
G&K Services, Inc., Class A	91,970	3,633,735
Heidrick & Struggles International, Inc. (a)	7,490	383,788
Herman Miller, Inc.	10,466	330,726
Kforce, Inc. (a)	962,004	15,372,824
Knoll, Inc.	15,390	344,736
Labor Ready, Inc. (a)	16,540	382,239
McGrath Rentcorp	199,518	6,721,761
Nashua Corp. (a)	55,155	595,122
Navigant Consulting, Inc. (a)	153,800	2,854,528
Rollins, Inc.	15,810	359,994
Spherion Corp. (a)	227,700	2,138,103
Tetra Tech, Inc. (a)	320,272	6,901,861
Unifirst Corp.	342,990	15,108,709
United Stationers, Inc. (a)	2,940	195,922
Watson Wyatt Worldwide, Inc., Class A	8,470	427,566
Commercial Services & Supplies Total		83,318,069

9

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Construction & Engineering – 2.0%
Chicago Bridge & Iron Co., NV, N.Y. Registered Shares	207,200	7,819,728
EMCOR Group, Inc. (a)	207,688	15,140,455
Granite Construction, Inc.	6,490	416,528
Sterling Construction Co., Inc. (a)	151,420	3,202,533
Construction & Engineering Total		26,579,244
Electrical Equipment – 2.2%
Acuity Brands, Inc.	7,390	445,469
Baldor Electric Co.	120,600	5,943,168
BTU International, Inc. (a)	296,389	4,087,204
GrafTech International Ltd. (a)	338,960	5,708,087
II-VI, Inc. (a)	7,030	191,005
LSI Industries, Inc.	658,068	11,779,417
Woodward Governor Co.	7,040	377,837
Electrical Equipment Total		28,532,187
Industrial Conglomerates – 0.0%
Raven Industries, Inc.	2,030	72,491
Tredegar Corp.	13,410	285,633
Industrial Conglomerates Total		358,124
Machinery – 4.0%
Albany International Corp., Class A	405,948	16,416,537
Axsys Technologies, Inc. (a)	104,863	2,243,020
Briggs & Stratton Corp.	69,200	2,183,952
CIRCOR International, Inc.	63,129	2,552,306
Dynamic Materials Corp.	9,402	352,575
Flanders Corp. (a)	444,456	3,422,311
FreightCar America, Inc.	7,120	340,621
Gorman-Rupp Co.	2,980	94,943
Kaydon Corp.	4,060	211,607
Key Technology, Inc. (a)	199,825	4,476,080
Middleby Corp. (a)	5,210	311,662
Miller Industries, Inc. (a)	167,500	4,204,250
Nordson Corp.	125,870	6,313,639
Oshkosh Truck Corp.	58,450	3,677,674
Tennant Co.	71,540	2,611,210
Wabtec Corp.	10,970	400,734
Watts Water Technologies, Inc., Class A	55,064	2,063,248
Machinery Total		51,876,369

10

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Marine – 0.0%
Horizon Lines, Inc., Class A	10,330	338,411
Marine Total		338,411
Road & Rail – 1.6%
Arkansas Best Corp.	152,210	5,931,624
Frozen Food Express Industries	160,500	1,627,470
Kansas City Southern (a)	245,295	9,208,374
Werner Enterprises, Inc.	234,075	4,716,611
Road & Rail Total		21,484,079
Trading Companies & Distributors – 0.4%
Rush Enterprises, Inc., Class A (a)	108,700	2,360,964
Rush Enterprises, Inc., Class B (a)	144,650	3,028,971
Trading Companies & Distributors Total		5,389,935
INDUSTRIALS TOTAL		268,636,689
INFORMATION TECHNOLOGY – 20.8%
Communications Equipment – 2.1%
ADC Telecommunications, Inc. (a)	360,300	6,604,299
ADTRAN, Inc.	205,900	5,347,223
Arris Group, Inc. (a)	24,566	432,116
Bookham, Inc. (a)	496,300	1,116,675
Comtech Telecommunications Corp. (a)	7,727	358,687
Dycom Industries, Inc. (a)	15,359	460,463
EFJ, Inc. (a)	188,597	1,016,538
EMS Technologies, Inc. (a)	15,729	346,982
MasTec, Inc. (a)	191,400	3,027,948
Performance Technologies, Inc. (a)(b)	751,700	3,397,684
Plantronics, Inc.	13,622	357,169
Sirenza Microdevices, Inc. (a)	485,000	5,756,950
Communications Equipment Total		28,222,734
Computers & Peripherals – 2.2%
Avid Technology, Inc. (a)	96,800	3,421,880
Hypercom Corp. (a)	531,600	3,141,756
Imation Corp.	213,650	7,875,139
Mobility Electronics, Inc. (a)	519,700	1,959,269
Presstek, Inc. (a)	489,950	3,914,701
Rimage Corp. (a)	199,248	6,294,244
STEC, Inc. (a)	413,900	2,661,377
Computers & Peripherals Total		29,268,366
Electronic Equipment & Instruments – 5.5%
Agilysys, Inc.	229,989	5,174,752
Benchmark Electronics, Inc. (a)	1,173,470	26,543,891

11

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – (continued)
CTS Corp.	8,800	111,408
Excel Technology, Inc. (a)	194,300	5,428,742
FARO Technologies, Inc. (a)	218,716	6,968,292
FLIR Systems, Inc. (a)	10,510	486,088
Keithley Instruments, Inc.	334,690	4,200,359
LeCroy Corp. (a)	165,800	1,611,576
Littelfuse, Inc. (a)	9,560	322,841
LoJack Corp. (a)	15,120	337,025
Merix Corp. (a)	393,100	3,101,559
Methode Electronics, Inc., Class A	21,290	333,189
MTS Systems Corp.	8,510	380,142
Newport Corp. (a)	239,100	3,701,268
NU Horizons Electronics Corp. (a)	103,437	1,376,746
Plexus Corp. (a)	289,535	6,656,410
Technitrol, Inc.	204,860	5,873,336
Electronic Equipment & Instruments Total		72,607,624
Internet Software & Services – 1.1%
24/7 Real Media, Inc. (a)	165,500	1,941,315
EarthLink, Inc. (a)	529,400	3,954,618
j2 Global Communications, Inc. (a)	6,400	223,360
Liquidity Services, Inc. (a)	17,540	329,401
S1 Corp. (a)	408,650	3,265,114
Selectica, Inc. (a)	868,975	1,668,432
Tumbleweed Communications Corp. (a)	788,800	2,011,440
United Online, Inc.	22,560	372,014
Internet Software & Services Total		13,765,694
IT Services – 2.1%
Analysts International Corp. (a)	1,040,200	1,799,546
Computer Task Group, Inc. (a)	900,200	4,023,894
CSG Systems International, Inc. (a)	14,410	382,009
Gevity HR, Inc.	16,270	314,499
Inforte Corp. (a)	495,900	2,067,903
infoUSA, Inc.	374,600	3,828,412
Integral Systems, Inc.	215,050	5,227,866
Mantech International Corp., Class A (a)	11,100	342,213
NCI, Inc., Class A (a)	183,685	3,080,397
SAIC, Inc. (a)	20,670	373,507

12

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – (continued)
Startek, Inc.	157,000	1,694,030
SYKES Enterprises, Inc. (a)	18,830	357,582
Syntel, Inc.	10,260	311,801
TNS, Inc.	301,200	4,340,292
IT Services Total		28,143,951
Semiconductors & Semiconductor Equipment – 3.9%
Actel Corp. (a)	16,330	227,150
Advanced Energy Industries, Inc. (a)	16,120	365,279
AMIS Holdings, Inc. (a)	27,560	345,051
Amkor Technology, Inc. (a)	27,100	426,825
ATMI, Inc. (a)	274,599	8,237,970
Cirrus Logic, Inc. (a)	486,300	4,036,290
Exar Corp. (a)	267,029	3,578,189
Fairchild Semiconductor International, Inc. (a)	572,250	11,055,870
hifn, Inc. (a)	494,700	2,918,730
Intevac, Inc. (a)	17,190	365,459
IXYS Corp. (a)	263,250	2,198,138
Micrel, Inc.	29,957	381,053
ON Semiconductor Corp. (a)	851,990	9,133,333
Pericom Semiconductor Corp. (a)	390,060	4,353,070
Photronics, Inc. (a)	22,080	328,550
Ultratech, Inc. (a)	245,446	3,271,795
Semiconductors & Semiconductor Equipment Total		51,222,752
Software – 3.9%
Bottomline Technologies, Inc. (a)	210,400	2,598,440
Epicor Software Corp. (a)	266,700	3,965,829
EPIQ Systems, Inc. (a)	20,970	338,875
eSpeed, Inc., Class A (a)	34,360	296,870
Jack Henry & Associates, Inc.	16,480	424,360
Lawson Software, Inc. (a)	707,156	6,993,773
Mentor Graphics Corp. (a)	287,550	3,787,034
MicroStrategy, Inc., Class A (a)	3,880	366,621
MSC.Software Corp. (a)	486,415	6,586,059
PLATO Learning, Inc. (a)	355,650	1,635,990
Progress Software Corp. (a)	279,600	8,888,484
Sonic Solutions (a)	337,700	4,258,397
Sybase, Inc. (a)	443,350	10,591,632

13

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
Tyler Technologies, Inc. (a)	21,030	260,982
Software Total		50,993,346
INFORMATION TECHNOLOGY TOTAL		274,224,467
MATERIALS – 4.9%
Chemicals – 2.8%
CF Industries Holdings, Inc.	7,000	419,230
H.B. Fuller Co.	473,120	14,141,557
Pioneer Companies, Inc. (a)	10,180	349,887
Sensient Technologies Corp.	348,487	8,848,085
Spartech Corp.	469,770	12,472,393
Terra Industries, Inc. (a)	17,350	441,037
Chemicals Total		36,672,189
Containers & Packaging – 0.9%
AptarGroup, Inc.	10,220	363,423
Greif, Inc., Class A	184,044	10,970,863
Rock-Tenn Co., Class A	2,600	82,472
Silgan Holdings, Inc.	3,360	185,741
Containers & Packaging Total		11,602,499
Metals & Mining – 0.9%
Metal Management, Inc.	3,980	175,399
Northwest Pipe Co. (a)	195,167	6,942,090
Quanex Corp.	8,300	404,210
Reliance Steel & Aluminum Co.	72,428	4,074,799
Metals & Mining Total		11,596,498
Paper & Forest Products – 0.3%
Glatfelter Co.	322,840	4,387,395
Schweitzer-Mauduit International, Inc.	10,980	340,380
Paper & Forest Products Total		4,727,775
MATERIALS TOTAL		64,598,961
TELECOMMUNICATION SERVICES – 0.5%
Diversified Telecommunication Services – 0.3%
Citizens Communications Co.	6,965	106,356
Consolidated Communications Holdings, Inc.	6,400	144,640
General Communication, Inc., Class A (a)	200,480	2,568,149
SureWest Communications	9,560	260,414
Diversified Telecommunication Services Total		3,079,559

14

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – 0.2%
LCC International, Inc., Class A (a)	546,150	2,413,983
USA Mobility, Inc. (a)	14,150	378,654
Wireless Telecommunication Services Total		2,792,637
TELECOMMUNICATION SERVICES TOTAL		5,872,196
UTILITIES – 2.3%
Electric Utilities – 0.1%
El Paso Electric Co. (a)	14,440	354,646
IDACORP, Inc.	37,150	1,190,286
Otter Tail Corp.	8,640	277,085
Electric Utilities Total		1,822,017
Gas Utilities – 1.3%
New Jersey Resources Corp.	119,927	6,118,675
Nicor, Inc.	9,040	387,997
Northwest Natural Gas Co.	102,690	4,743,251
South Jersey Industries, Inc.	171,087	6,053,058
Gas Utilities Total		17,302,981
Independent Power Producers & Energy Traders – 0.0%
Black Hills Corp.	8,700	345,825
Independent Power Producers & Energy Traders Total		345,825
Water Utilities – 0.9%
American States Water Co.	155,950	5,547,142
California Water Service Group	152,900	5,732,221
Water Utilities Total		11,279,363
UTILITIES TOTAL		30,750,186

Total Common Stocks (cost of $966,507,480)		1,291,395,088
Investment Companies – 0.5%
iShares Russell 2000 Index Fund	50,360	4,177,866
Prospect Capital Corp.	116,869	2,041,701

Total Investment Companies (cost of $5,908,136)		6,219,567

	Par ($)
Short-Term Obligation – 2.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due 07/02/07 at 4.160%, collateralized by a U.S. Treasury Obligation maturing 02/15/21, market value $30,152,525 (repurchase proceeds $29,561,244)	29,551,000	29,551,000

Total Short-Term Obligation (cost of $29,551,000)		29,551,000

15

Total Investments – 100.6% (cost of $1,001,966,616)(c)(d)	1,327,165,655

Other Assets & Liabilities, Net – (0.6)%	(7,444,708)

Net Assets – 100.0%	1,319,720,947

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Investments in affiliates during the nine months ended June 30, 2007:

Security name:	Performance Technologies, Inc.

Shares as of 09/30/06:	751,700
Shares purchased:	—
Shares sold:	—
Shares as of 06/30/07:	751,700
Net realized gain or loss:	$—
Dividend income earned:	$—
Value at end of period:	$3,397,684

(c)	Cost for federal income tax purposes is $1,001,966,616.

(d)	Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$422,256,207	$(97,057,168)	$325,199,039

Acronym	Name

ADR	American Depositary Receipt

16

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 24, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	August 24, 2007